UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2018

Date of reporting period: November 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

NOV    11.30.17

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND | 1

SEMI-ANNUAL REPORT

January 12, 2018

This report provides management’s discussion of fund performance for AB Municipal Income Fund: AB California, AB High Income Municipal, AB National and AB New York Portfolios for the semi-annual reporting period ended November 30, 2017.

The investment objective of the California, National and New York Portfolios is to earn the highest level of current income, exempt from federal income tax, and in the case of the California and New York Portfolios, state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk to principal or income. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.

NAV RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	6 months	12 months
AB CALIFORNIA PORTFOLIO
Class A Shares	0.98%	5.26%
Class B Shares[1]	0.59%	4.47%
Class C Shares	0.60%	4.38%
Advisor Class Shares[2]	1.10%	5.52%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

	6 months	12 months
AB HIGH INCOME MUNICIPAL PORTFOLIO
Class A Shares	2.70%	9.20%
Class C Shares	2.31%	8.30%
Advisor Class Shares[2]	2.83%	9.38%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	6 months	12 months
AB NATIONAL PORTFOLIO
Class A Shares	1.01%	5.67%
Class B Shares[1]	0.53%	4.78%
Class C Shares	0.53%	4.79%
Advisor Class Shares[2]	1.13%	5.94%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

	6 months	12 months
AB NEW YORK PORTFOLIO
Class A Shares	0.61%	5.28%
Class B Shares[1]	0.24%	4.50%
Class C Shares	0.13%	4.50%
Advisor Class Shares[2]	0.74%	5.54%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared with its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2017.

California Portfolio: All share classes of the Portfolio outperformed the benchmark for the six-month period, but underperformed for the 12-month period, before sales charges.

For both periods, yield-curve positioning contributed relative to the benchmark. An overweight to the primary/secondary education sector and an underweight to the state general obligation (“GO”) sector contributed, while an overweight to pre-refunded bonds detracted. Security selection within the not-for-profit health care sector contributed. For the six-month period, underweights to the tax-supported state lease and toll roads/transit sectors as well as an overweight to the miscellaneous revenue sector detracted. For the 12-month period, security selection within the electric utility, toll roads/transit and tax-supported local lease sectors detracted.

High Income Municipal Portfolio: All share classes of the Portfolio outperformed the benchmark for both periods, before sales charges. While the benchmark is invested in 100% investment-grade securities, the Portfolio invests in below investment-grade securities, which contributed to relative performance.

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For both periods, yield-curve positioning contributed relative to the benchmark. Overweights to the senior living and primary/secondary education sectors contributed, while underweights to the tax-supported state lease and airport/ports sectors detracted. Security selection within the miscellaneous revenue and local GO sectors contributed, while selections in the industrial development sector detracted. For the six-month period, an overweight to miscellaneous revenue and an underweight to local GO sector detracted. For the 12-month period, security selection within the electric utility and tax-supported local lease sectors detracted.

National Portfolio: For the six-month period, all share classes of the Portfolio outperformed the benchmark; for the 12-month period, Class A and Advisor Class shares outperformed the benchmark, while Class B and Class C shares underperformed, before sales charges.

For both periods, yield-curve positioning contributed relative to the benchmark, while an overweight to pre-refunded bonds detracted. For the six-month period, security selection within the special tax, miscellaneous revenue and state GO sectors contributed, while selections in the airport/ports sector detracted. Overweights to the special tax sector as well as an underweight to the tax-supported state lease sector detracted. For the 12-month period, overweights to the senior living and toll roads/transit sectors and an underweight to the state GO sector contributed, while underweights to tax-supported state lease and not-for-profit health care sectors detracted. Security selection within the senior living sector also detracted.

New York Portfolio: Class A and Advisor Class shares of the Portfolio outperformed the benchmark for the six-month period, while Class B and Class C shares underperformed; all share classes of the Portfolio underperformed the benchmark for the 12-month period, before sales charges.

For both periods, yield-curve positioning contributed relative to the benchmark. Security selection in the airport/ports sector, along with an underweight to the tax-supported state lease sector detracted. An overweight to the industrial development sector and an underweight to the state GO sector contributed. For the six-month period, security selection within the not-for-profit health care sector contributed, while selections in the tax-supported local lease and pre-refunded sectors detracted. For the 12-month period, security selection within the private higher education and toll roads/transit sectors detracted, while selections in the special tax sector contributed.

All Portfolios utilized derivatives in the form of interest rate swaps for hedging purposes, which had no material impact on absolute returns for either period.

The High Income Municipal Portfolio also utilized credit default swaps for investment purposes, which had an immaterial impact on returns for both periods.

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MARKET REVIEW AND INVESTMENT STRATEGY

Both equities and corporate bonds delivered strong returns over the six-month period, consistent with a positive economic backdrop. Economic growth in major developed and emerging markets continued to grow at a decent clip while inflation remained moderate. In the municipal market, bond prices were supported by strong technicals, as supply remained low and an historic number of bonds matured or were called by issuers. Municipals delivered positive absolute returns. As demand for income, along with limited supply, helped mid-grade and high-yield municipals rally strongly.

The US Federal Reserve (the “Fed”) has raised its target for the Federal Funds rate by 75 basis points since the beginning of 2017. With the Fed on a path of normalizing interest rates and inflation at bay, both Treasury and AAA-rated municipal yield curves flattened over the period.

At the end of the reporting period, municipal investors were focused on the specter of tax reform and how it could potentially impact the after-tax relative attractiveness of municipal bonds. Ultimately, the final legislation included reductions for individuals, but the largest reductions were for corporations. The relatively slight lowering of individual tax rates is not expected to significantly reduce demand from individual investors for municipal bonds. Whether corporate demand for municipals, primarily insurance companies and banks, will be reduced depends on the after-tax yield and the potential tax consequences of selling municipal bonds they currently hold, to purchase other bonds that offer more attractive after-tax yields. With the after-tax yield advantage for municipal bonds already low by historical standards, the Portfolios are underweight to the longest-maturity bonds; potentially reducing exposure to a rise in yields, which could result from reduced investor demand for certain municipal bonds.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

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Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]
California	6.09%	0.17%
High Income Municipal	2.24%	0.00%
National	6.04%	1.59%
New York	3.95%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the California, National and New York Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. The High Income Municipal Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment-grade or investment-grade.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios that invests in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

The California, National and New York Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

The High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds. The Portfolio may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and certain types of mortgage-related securities. The Portfolio may invest

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(continued on next page)

in derivatives, such as options, futures contracts, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position, and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment Grade Securities Risk (High Income Municipal Portfolio): Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative performance of the junk bond market generally and less secondary market liquidity.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or

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DISCLOSURES AND RISKS (continued)

facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, recent tax law changes could have a material impact on the value of municipal securities. Changes in tax rates or the treatment of income from municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal income and state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. Recent federal legislation included reductions in tax rates for individuals, with relatively larger reductions in tax rates for corporations. These tax rate reductions may reduce the demand for municipal bonds which could reduce the value of municipal bonds held by the Portfolios.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolios may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be

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DISCLOSURES AND RISKS (continued)

ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk (High Income Municipal Portfolio): To the extent the Portfolio uses leveraging techniques, such as TOBs, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will

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DISCLOSURES AND RISKS (continued)

apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown in the line graphs reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolios was 4.25%. If the Class A annualized returns for the Portfolios and the National, California and New York Portfolio returns shown in the line graphs reflected the deduction of the former maximum front-end sales charge, their returns would be lower. Returns for the different share classes will vary due to their different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB CALIFORNIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.37%	2.43%
1 Year	5.26%	2.10%
5 Years	2.53%	1.91%
10 Years	4.17%	3.85%
CLASS B SHARES			0.61%	1.08%
1 Year	4.47%	1.47%
5 Years	1.79%	1.79%
10 Years[3]	3.74%	3.74%
CLASS C SHARES			0.67%	1.19%
1 Year	4.38%	3.38%
5 Years	1.77%	1.77%
10 Years	3.42%	3.42%
ADVISOR CLASS SHARES[4]			1.67%	2.96%
1 Year	5.52%	5.52%
5 Years	2.81%	2.81%
Since Inception[5]	4.83%	4.83%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.59%, 1.55% and 0.55% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, inclusive of any interest expense, to 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 8/6/2008.

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HISTORICAL PERFORMANCE (continued)

AB CALIFORNIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	2.36%
5 Years	2.39%
10 Years	3.93%
CLASS B SHARES
1 Year	1.73%
5 Years	2.28%
10 Years[1]	3.81%
CLASS C SHARES
1 Year	3.83%
5 Years	2.28%
10 Years	3.51%
ADVISOR CLASS SHARES[2]
1 Year	5.79%
5 Years	3.29%
Since Inception[3]	4.87%

1	Assumes conversion of Class B shares into Class A shares after six years.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 8/6/2008.

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HISTORICAL PERFORMANCE

AB HIGH INCOME MUNICIPAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			2.96%	4.55%
1 Year	9.20%	5.90%
5 Years	4.00%	3.38%
Since Inception[3]	6.72%	6.31%
CLASS C SHARES			2.30%	3.54%
1 Year	8.30%	7.30%
5 Years	3.24%	3.24%
Since Inception[3]	5.96%	5.96%
ADVISOR CLASS SHARES[4]			3.31%	5.09%
1 Year	9.38%	9.38%
5 Years	4.29%	4.29%
Since Inception[3]	7.02%	7.02%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.89%, 1.64% and 0.64% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, exclusive of any interest expense to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Inception date: 1/26/2010.

4	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	6.59%
5 Years	3.87%
Since Inception[1]	6.40%
CLASS C SHARES
1 Year	8.10%
5 Years	3.76%
Since Inception[1]	6.05%
ADVISOR CLASS SHARES[2]
1 Year	10.19%
5 Years	4.81%
Since Inception[1]	7.11%

1	Inception date: 1/26/2010.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 15

HISTORICAL PERFORMANCE

AB NATIONAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.70%	2.62%
1 Year	5.67%	2.49%
5 Years	2.30%	1.69%
10 Years	4.11%	3.80%
CLASS B SHARES			0.97%	1.49%
1 Year	4.78%	1.78%
5 Years	1.54%	1.54%
10 Years[3]	3.68%	3.68%
CLASS C SHARES			1.01%	1.55%
1 Year	4.79%	3.79%
5 Years	1.54%	1.54%
10 Years	3.37%	3.37%
ADVISOR CLASS SHARES[4]			2.01%	3.09%
1 Year	5.94%	5.94%
5 Years	2.58%	2.58%
Since Inception[5]	4.78%	4.78%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.55%, 1.55% and 0.55% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses to 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 8/6/2008.

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HISTORICAL PERFORMANCE (continued)

AB NATIONAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	2.58%
5 Years	2.19%
10 Years	3.91%
CLASS B SHARES
1 Year	1.95%
5 Years	2.07%
10 Years[1]	3.80%
CLASS C SHARES
1 Year	3.95%
5 Years	2.08%
10 Years	3.49%
ADVISOR CLASS SHARES[2]
1 Year	6.00%
5 Years	3.10%
Since Inception[3]	4.84%

1	Assumes conversion of Class B shares into Class A shares after six years.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 8/6/2008.

abfunds.com	AB MUNICIPAL INCOME FUND | 17

HISTORICAL PERFORMANCE

AB NEW YORK PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.45%	2.45%
1 Year	5.28%	2.13%
5 Years	1.86%	1.24%
10 Years	3.70%	3.39%
CLASS B SHARES			0.74%	1.25%
1 Year	4.50%	1.50%
5 Years	1.13%	1.13%
10 Years[3]	3.27%	3.27%
CLASS C SHARES			0.74%	1.25%
1 Year	4.50%	3.50%
5 Years	1.11%	1.11%
10 Years	2.96%	2.96%
ADVISOR CLASS SHARES[4]			1.75%	2.95%
1 Year	5.54%	5.54%
5 Years	2.12%	2.12%
Since Inception[5]	4.21%	4.21%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.81%, 1.56%, 1.56% and 0.56% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, inclusive of any interest expense, to 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 8/6/2008.

18 | AB MUNICIPAL INCOME FUND	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NEW YORK PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	2.32%
5 Years	1.76%
10 Years	3.47%
CLASS B SHARES
1 Year	1.69%
5 Years	1.64%
10 Years[1]	3.36%
CLASS C SHARES
1 Year	3.58%
5 Years	1.61%
10 Years	3.05%
ADVISOR CLASS SHARES[2]
1 Year	5.63%
5 Years	2.65%
Since Inception[3]	4.28%

1	Assumes conversion of Class B shares into Class A shares after six years.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 8/6/2008.

abfunds.com	AB MUNICIPAL INCOME FUND | 19

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20 | AB MUNICIPAL INCOME FUND	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB California Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.80	$3.78	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class B
Actual	$1,000	$1,005.90	$7.54	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Class C
Actual	$1,000	$1,006.00	$7.54	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$1,011.00	$2.52	.50%
Hypothetical**	$1,000	$1,022.56	$2.54	.50%

AB High Income Municipal Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,027.00	$4.37	0.86%
Hypothetical**	$1,000	$1,020.76	$4.40	0.86%
Class C
Actual	$1,000	$1,023.10	$8.17	1.61%
Hypothetical**	$1,000	$1,017.00	$8.14	1.61%
Advisor Class
Actual	$1,000	$1,028.30	$3.10	0.61%
Hypothetical**	$1,000	$1,022.01	$3.09	0.61%

AB National Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.10	$3.78	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class B
Actual	$1,000	$1,005.30	$7.54	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Class C
Actual	$1,000	$1,005.30	$7.54	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$1,011.30	$2.52	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

abfunds.com	AB MUNICIPAL INCOME FUND | 21

EXPENSE EXAMPLE (continued)

(unaudited)

AB New York Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,006.10	$3.77	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class B
Actual	$1,000	$1,002.40	$7.53	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Class C
Actual	$1,000	$1,001.30	$7.53	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$1,007.40	$2.52	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

22 | AB MUNICIPAL INCOME FUND	abfunds.com

BONDS RATING SUMMARY1

November 30, 2017 (unaudited)

1	All data are as of November 30, 2017. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s, and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, not applicable (N/A) includes non-creditworthy investments; such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND | 23

BONDS RATING SUMMARY1 (continued)

November 30, 2017 (unaudited)

1	All data are as of November 30, 2017. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s, and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, not applicable (N/A) includes non-creditworthy investments; such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

24 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 99.2%
California – 97.3%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35-10/01/37	$13,585	$15,468,004
Anaheim Housing & Public Improvements Authority (Anaheim Electric Utility Fund) Series 2016A 5.00%, 10/01/34-10/01/36	10,930	12,182,514
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 6/01/33-6/01/35	3,300	3,864,661
Bay Area Toll Authority Series 2010S-2 5.00%, 10/01/30 (Pre-refunded/ETM)	2,350	2,575,247
Series 2013S 5.00%, 4/01/31 (Pre-refunded/ETM)	8,500	9,922,050
5.00%, 4/01/33 (Pre-refunded/ETM)	4,200	4,902,660
Beaumont Financing Authority AMBAC Series 2007C 5.00%, 9/01/26(a)	640	645,574
California Econ Recovery Series 2009A 5.25%, 7/01/21 (Pre-refunded/ETM)	3,640	3,853,996
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 4/01/35	4,415	4,948,464
California Educational Facilities Authority (Loma Linda University) Series 2017A 5.00%, 4/01/47	3,000	3,403,800
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/30	1,250	1,376,425
Series 2015 5.00%, 11/01/31	2,000	2,296,380
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/30	2,000	2,415,960
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 8/15/35-8/15/47	7,365	8,436,182

abfunds.com	AB MUNICIPAL INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Dignity Health Obligated Group) Series 2008G 5.50%, 7/01/25	$3,180	$3,259,945
California Health Facilities Financing Authority (St Joseph Health System Obligated Group) Series 2013A 5.00%, 7/01/33	5,000	5,688,450
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2017A 5.00%, 11/15/34-11/15/36	9,180	10,893,888
California Infrastructure & Economic Development Bank (Salvation Army Western Territory (The)) Series 2016 4.00%, 9/01/34	1,000	1,064,470
California Municipal Finance Authority (American Heritage Education Foundation/CA) Series 2016A 5.00%, 6/01/36-6/01/46	3,400	3,746,983
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 4/01/35-4/01/41	5,960	6,537,631
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/32-10/01/39	5,510	6,478,179
California Municipal Finance Authority (Eisenhower Medical Center) Series 2017A 5.00%, 7/01/34-7/01/36	5,050	5,750,329
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 1/01/45(a)	1,295	1,291,232
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/22/11(a)(b)(c)(d)	2,745	411,750

26 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (Henry Mayo Newhall Memorial Hospital) Series 2017 5.00%, 10/15/37-10/15/47	$3,665	$4,043,326
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 6/01/42(a)(e)	2,750	2,825,955
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.) Series 2015A 5.00%, 7/01/45(e)	4,000	4,371,080
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 6/01/46-6/01/51(a)(e)	5,235	5,403,132
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2015A 5.00%, 8/01/45(e)	1,000	1,075,600
California School Finance Authority (KIPP LA) Series 2014A 5.00%, 7/01/34	600	679,908
Series 2017A 5.00%, 7/01/37-7/01/47(e)	2,830	3,175,098
California School Finance Authority (Launchpad Development Obligated Group) Series 2016A 5.00%, 6/01/36-6/01/46(a)(e)	3,500	3,642,105
California School Finance Authority (Rocketship Education Obligated Group) Series 2017A 5.125%, 6/01/47(a)(e)	700	730,436
California School Finance Authority (Summit Public Schools Obligated Group) 5.00%, 6/01/53(e)	1,050	1,161,962
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014A 5.625%, 10/01/34	575	623,501
5.875%, 10/01/44	1,000	1,089,150
6.00%, 10/01/49	715	775,189

abfunds.com	AB MUNICIPAL INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California State Public Works Board (California State Public Works Board Lease) Series 2012A 5.00%, 4/01/37	$5,000	$5,539,550
California State University Series 2016A 4.00%, 11/01/34	1,000	1,071,500
Series 2017A 5.00%, 11/01/32-11/01/36	4,675	5,596,843
California Statewide Communities Development Authority (American Baptist Homes of the West) Series 2015 5.00%, 10/01/26-10/01/45	5,645	6,330,287
California Statewide Communities Development Authority (Buck Institute for Research on Aging) AGM Series 2014 5.00%, 11/15/34-11/15/44	4,500	5,120,115
California Statewide Communities Development Authority (California Baptist University) Series 2017A 5.00%, 11/01/32-11/01/41(a)(e)	3,010	3,311,334
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017A 5.00%, 5/15/34-5/15/36	3,910	4,562,231
California Statewide Communities Development Authority (Highland Creek Associates LP/CA) Series 2001K 5.40%, 4/01/34	4,845	4,861,618
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/36(e)	5,000	5,466,000
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/44(a)(e)	1,800	1,916,694
5.375%, 11/01/49(a)(e)	2,500	2,680,650
Capistrano Unified School District School Facilities Improvement District No 1 AGM Series 2001B Zero Coupon, 8/01/25	8,000	6,313,040

28 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Atwater CA Wastewater Revenue AGM Series 2017A 5.00%, 5/01/40-5/01/43	$2,000	$2,298,310
City of Encinitas CA (City of Encinitas CA CFD No 1) Series 2012 5.00%, 9/01/26-9/01/29	2,795	3,074,444
City of Irvine CA (City of Irvine CA Assessment Dist No 13-1) Series 2013 5.00%, 9/02/27-9/02/29	1,760	1,941,737
City of Long Beach CA (City of Long Beach CA Marina Revenue) Series 2015 5.00%, 5/15/32-5/15/45	5,600	6,203,483
City of Los Angeles CA Wastewater System Revenue Series 2013B 5.00%, 6/01/31	5,000	5,779,250
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2009A 5.25%, 5/15/29	8,340	8,778,601
Series 2010A 5.00%, 5/15/25-5/15/27	12,475	13,496,419
City of Palm Springs CA COP Series 1991B Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	35,318,250
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 9/02/25-9/02/30	3,290	3,648,874
City of Redding CA NATL Series 1992 11.049%, 7/01/22 (Pre-refunded/ETM)(f)(g)	650	790,615
City of Riverside CA Sewer Revenue Series 2015A 5.00%, 8/01/33	10,090	11,610,159
City of Roseville CA Series 2017A 5.00%, 9/01/33-9/01/34(a)	2,320	2,608,812
City of Roseville CA (HP Campus Oaks Community Facilities District No 1) Series 2016 5.00%, 9/01/36(a)	755	797,635

abfunds.com	AB MUNICIPAL INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 5/01/31	$5,000	$5,697,450
City of Santa Clara CA Electric Revenue Series 2011A 5.00%, 7/01/30	1,810	2,008,322
Contra Costa County Redevelopment Agency Successor Agency BAM Series 2017A 5.00%, 8/01/33	1,675	1,967,840
County of Orange CA COP AMBAC Series 1991 6.00%, 6/01/21 (Pre-refunded/ETM)	395	414,201
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 9/01/40-9/01/45(a)	2,265	2,503,108
County of Sacramento CA Airport System Revenue Series 2016B 5.00%, 7/01/36	1,755	2,020,040
County of San Bernardino CA COP Series 2009A 5.25%, 8/01/26	1,635	1,735,454
El Dorado Irrigation District/El Dorado County Water Agency Series 2016C 5.00%, 3/01/36	4,750	5,525,532
Fremont Community Facilities District No 1 Series 2015 5.00%, 9/01/40(a)	4,000	4,389,400
Garden Grove Unified School District Series 2013C 5.00%, 8/01/32	2,535	2,922,297
Imperial Irrigation District Electric System Revenue Series 2016C 5.00%, 11/01/31-11/01/36	5,000	5,921,005
Irvine Unified School District Series 2017B 5.00%, 9/01/47(a)	1,000	1,116,740
Jurupa Unified School District Series 2017B 5.00%, 8/01/34-8/01/35	1,535	1,824,278
Lake Elsinore Public Financing Authority Series 2015 5.00%, 9/01/31-9/01/35(a)	4,925	5,509,452

30 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/28-11/01/29	$6,580	$7,331,736
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2016A 5.00%, 6/01/32	3,500	4,219,180
Los Angeles County Sanitation Districts Financing Authority Series 2015A 5.00%, 10/01/34	5,000	5,883,250
Los Angeles Unified School District/CA COP Series 2012B 5.00%, 10/01/28-10/01/29	9,220	10,485,470
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease) Series 2016B 4.00%, 11/01/35	12,480	13,218,442
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1) Series 2010 5.875%, 3/01/32	1,580	1,719,688
6.00%, 3/01/36	1,125	1,226,498
AMBAC Series 2005 5.00%, 3/01/26	1,900	1,905,377
Norman Y Mineta San Jose International Airport SJC Series 2017A 5.00%, 3/01/33-3/01/37	8,400	9,789,985
Series 2017B 5.00%, 3/01/35	3,000	3,534,030
Oakland Unified School District/Alameda County Series 2015A 5.00%, 8/01/31-8/01/33	5,340	6,269,848
Series 2016 5.00%, 8/01/31	2,500	2,977,375
Orange County Transportation Authority Series 2013 5.00%, 8/15/29	2,360	2,735,240

abfunds.com	AB MUNICIPAL INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oxnard Financing Authority AGM Series 2014 5.00%, 6/01/31	$5,250	$5,984,737
Palomar Health Series 2016 5.00%, 11/01/36	5,000	5,545,350
Series 2016A 5.00%, 8/01/31	1,285	1,495,611
Port of Los Angeles Series 2009C 5.00%, 8/01/26	21,450	22,627,390
Poway Unified School District (Poway Unified School District CFD No 6) Series 2012 5.00%, 9/01/26	970	1,069,997
Poway Unified School District Public Financing Authority Series 2015A 5.00%, 9/01/33-9/01/34(a)	2,500	2,764,035
Redding Joint Powers Financing Authority Series 2015A 5.00%, 6/01/30	1,350	1,560,303
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax) Series 2013A 5.25%, 6/01/32	9,165	10,624,068
Sacramento Area Flood Control Agency Series 2016A 5.00%, 10/01/35	5,000	5,871,750
Sacramento Regional Transit District Series 2012 5.00%, 3/01/36 (Pre-refunded/ETM)(a)	680	741,377
5.00%, 3/01/36-3/01/42	2,445	2,615,522
5.00%, 3/01/42 (Pre-refunded/ETM)(a)	1,125	1,226,543
San Diego County Water Authority Financing Corp. Series 2011B 5.00%, 5/01/29-5/01/30	16,115	17,850,193
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease) Series 2010A 5.25%, 3/01/25	15,000	16,420,200
San Diego Unified School District/CA Series 2013C 5.00%, 7/01/32	3,180	3,659,131

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

San Francisco City & County Airport Comm-San Francisco International Airport Series 2017A 5.00%, 5/01/42	$2,000	$2,322,160
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2010A 4.90%, 5/01/29	2,200	2,332,462
Series 2012A 5.00%, 5/01/27-5/01/28	7,000	7,916,970
AGM Series 2000A 6.125%, 1/01/27	1,480	1,485,180
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 8/01/29(a)	1,310	1,454,349
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016B 5.00%, 8/01/33-8/01/35	2,000	2,321,170
Series 2016C 5.00%, 8/01/32-8/01/35	2,000	2,326,190
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,321,600
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	18,974,000
Zero Coupon, 1/01/23 (Pre-refunded/ETM)(h)	25,000	22,735,250
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease) Series 2016A 4.00%, 7/15/32-7/15/35	6,605	7,114,593
Santa Ana Unified School District Series 2008A 5.25%, 8/01/28	5,400	5,541,804
Southern California Public Power Authority Series 2009A 5.00%, 7/01/23	320	331,757

abfunds.com	AB MUNICIPAL INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014A 5.00%, 7/01/33-7/01/34	$8,200	$9,511,098
State of California Series 2004 5.30%, 4/01/29	5	5,015
Series 2013 5.00%, 2/01/31-11/01/31	10,000	11,509,900
Series 2014 5.00%, 12/01/30	2,000	2,331,060
Series 2017 5.00%, 8/01/35	5,000	5,899,350
State of California (Inland Regional Center) Series 2015 5.00%, 6/15/32	5,000	5,633,650
State of California Department of Water Resources Series 2008 5.00%, 12/01/24	95	96,802
Series 2008AE 5.00%, 12/01/27	100	101,882
Series 2009A 5.00%, 12/01/29	930	963,982
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 9/01/33-9/01/34	3,800	4,384,230
Successor Agency to Richmond Community Redevelopment Agency Series 2010A 5.75%, 9/01/24-9/01/25	1,985	2,164,279
6.00%, 9/01/30	1,395	1,537,583
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016A 5.00%, 8/01/32-8/01/36	3,500	4,072,506
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No 1) Series 2012 5.25%, 9/01/26-9/01/28(a)	2,375	2,569,379
5.50%, 9/01/30-9/01/33(a)	2,135	2,314,387

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tustin Community Facilities District No 06-1 Series 2015A 5.00%, 9/01/32-9/01/35	$3,780	$4,310,400
University of California Series 2013A 5.00%, 5/15/32	9,000	10,336,680
Walnut Energy Center Authority Series 2014 5.00%, 1/01/31-1/01/32	7,700	8,982,841
Washington Township Health Care District Series 2017B 5.00%, 7/01/32-7/01/33	3,500	3,945,180
West Contra Costa Healthcare District Series 2011 6.00%, 7/01/32(a)	1,050	1,147,136
AMBAC Series 2004 5.375%, 7/01/21-7/01/24(a)	4,720	4,727,727

		695,757,664

Massachusetts – 0.8%
Commonwealth of Massachusetts NATL Series 2000E 1.68%, 12/01/30(i)	3,125	2,969,156
NATL Series 2000G 1.635%, 12/01/30(i)	3,150	2,992,910

		5,962,066

New York – 0.2%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 1.61%, 1/01/39(i)	1,300	1,244,750

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,700	1,679,294

Texas – 0.7%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	3,050	3,429,603

abfunds.com	AB MUNICIPAL INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	$1,525	$1,677,637

		5,107,240

Total Municipal Obligations (cost $666,736,374)		709,751,014

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.91%(j)(k)(l) (cost $1,612,993)	1,612,993	1,612,993

Total Investments – 99.4% (cost $668,349,367)		711,364,007
Other assets less liabilities – 0.6%		3,992,020

Net Assets – 100.0%		$715,356,027

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$14,500	7/30/26	4.090%	SIFMA*	Quarterly/ Quarterly	$(2,673,211)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/22/11	12/01/32	$2,745,000	$411,750	0.06%

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

(c)	Non-income producing security.

(d)	Defaulted.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate market value of these securities amounted to $35,760,046 or 5.0% of net assets.

(f)	Inverse floater security.

(g)	Variable rate coupon, rate shown as of November 30, 2017.

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(i)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of these securities amounted to $7,206,816 or 1.01% of net assets.

(j)	Affiliated investments.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.1% and 0.2%, respectively.

Glossary:

AD – Assessment District

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CFD – Community Facilities District

COP – Certificate of Participation

DOT – Department of Transportation

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.1%
Long-Term Municipal Bonds – 102.1%
Alabama – 1.0%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/42	$18,565	$21,608,175
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.) Series 2009A 6.25%, 2/01/23	1,000	1,024,930
7.00%, 2/01/36	3,130	3,244,057

		25,877,162

Alaska – 0.2%
City of Koyukuk AK Series 2011 7.75%, 10/01/41(a)	4,550	5,033,711

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015A 6.625%, 9/01/35	5,000	4,951,500

Arizona – 1.6%
Arizona Health Facilities Authority (Beatitudes Campus (The)) Series 2007 5.10%, 10/01/22(a)	2,210	2,212,409
5.20%, 10/01/37(a)	6,855	6,854,794
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group) Series 2016 5.25%, 11/15/46-11/15/51(a)	1,950	1,900,194
Industrial Development Authority of the City of Phoenix (The) Series 2012 6.30%, 7/01/42	1,000	1,157,000
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC) Series 2016A 5.125%, 7/01/36(a)	4,400	4,386,756

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona) Series 2014 5.00%, 7/01/44	$10,690	$11,487,795
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2017A 5.00%, 1/01/41	5,000	5,797,800
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 7/01/47	1,375	1,449,552
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 5/01/25	2,200	2,504,282
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2012A 6.25%, 12/01/42-12/01/46(a)	3,000	3,200,010

		40,950,592

California – 6.4%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities) Series 2011 6.125%, 7/01/41	2,400	2,673,072
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35	5,000	5,703,500
California Municipal Finance Authority Series 2011B 7.75%, 4/01/31(a)	2,730	3,160,821
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012A 6.625%, 1/01/32(a)(b)	1,000	1,080,590
6.875%, 1/01/42(a)(b)	3,500	3,794,000
Series 2014 5.00%, 1/01/35(a)	1,050	1,036,907
5.25%, 1/01/45(a)	3,025	3,016,197

abfunds.com	AB MUNICIPAL INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 8/01/47	$1,675	$1,727,093
California Municipal Finance Authority (Rocketship Education) Series 2014A 7.00%, 6/01/34(a)	3,800	4,328,048
7.25%, 6/01/43(a)	6,565	7,468,410
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 6/01/43(a)	3,290	3,528,689
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32(a)(c)(d)(e)	3,795	569,250
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/45(b)	11,865	12,819,421
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 6/01/52(a)(b)	2,045	2,076,084
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.) Series 2016A 5.00%, 7/01/46-7/01/51(b)	5,250	5,732,143
California School Finance Authority (KIPP LA) Series 2014A 5.125%, 7/01/44	2,850	3,199,837
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 8/01/34	1,000	1,086,020
6.75%, 8/01/44	6,180	6,774,083

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A 7.00%, 6/01/47(a)(c)(d)(e)	$8,995	$6,746,250
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011A 7.25%, 8/01/41	2,000	2,246,540
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/34	3,470	3,786,395
California Statewide Communities Development Authority (John Muir Health) Series 2016A 5.00%, 8/15/41	1,000	1,130,990
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/41(a)	4,000	4,755,440
California Statewide Communities Development Authority (Rocklin Academy) Series 2011A 8.25%, 6/01/41	4,050	4,624,168
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The)) Series 2012A 5.625%, 10/01/32(a)	1,000	1,084,290
6.00%, 10/01/47(a)	1,000	1,090,570
City of San Buenaventura CA (Community Memorial Health System) Series 2011 7.50%, 12/01/41	4,500	5,239,845
Los Angeles County Public Works Financing Authority (Los Angeles County Public Works Financing Authority Lease) Series 2016D 5.00%, 12/01/45	6,150	7,008,847

abfunds.com	AB MUNICIPAL INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease) Series 2016B 4.00%, 11/01/34-11/01/36	$13,525	$14,344,395
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1) Series 2010 6.00%, 3/01/36	450	490,599
Oakland Unified School District/Alameda County Series 2012A 5.50%, 8/01/32	1,500	1,757,145
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 1/15/44	5,600	6,259,232
Series 2014B 5.25%, 1/15/44	4,000	4,480,080
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/36(a)	3,600	3,600,360
Successor Agency to Richmond Community Redevelopment Agency Series 2010A 6.00%, 9/01/30	1,235	1,361,229
University of California Series 2013A 5.00%, 5/15/32(f)	10,000	11,485,200
University of California CA Revenues 5.00%, 5/15/33(f)	9,000	10,306,800
West Contra Costa Healthcare District Series 2011 6.25%, 7/01/42(a)	5,900	6,417,902

		167,990,442

Colorado – 1.5%
Centerra Metropolitan District No 1 Series 2017 5.00%, 12/01/37(a)(b)	5,730	5,943,901

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/43	$1,250	$1,326,263
Clear Creek Station Metropolitan District No 2 Series 2017A 5.00%, 12/01/47(a)	1,000	1,013,800
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/44	890	901,890
5.125%, 11/01/49	765	774,501
Colorado Health Facilities Authority (Catholic Health Initiatives) Series 2013 5.25%, 1/01/40	5,795	6,265,438
Colorado Health Facilities Authority (Christian Living Communities) Series 2016 5.00%, 1/01/31(a)	2,975	3,180,602
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group) Series 2012 5.00%, 12/01/42	2,690	2,881,770
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015A 6.125%, 12/01/45(a)(b)	1,750	1,843,065
6.25%, 12/01/50(a)(b)	1,000	1,054,580
Copperleaf Metropolitan District No 2 Series 2015 5.75%, 12/01/45(a)	1,000	1,052,680
E-470 Public Highway Authority Series 2010C 5.25%, 9/01/25	600	657,480
Fitzsimons Village Metropolitan District No. 1 Series 2010A 7.50%, 3/01/40(a)	1,346	1,408,643
Plaza Metropolitan District No 1 Series 2013 5.00%, 12/01/40(a)(b)	1,000	1,037,050

abfunds.com	AB MUNICIPAL INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Regional Transportation District (Denver Transit Partners LLC) Series 2010 6.00%, 1/15/41	$5,810	$6,352,131
Sterling Ranch Community Authority Board Series 2015A 5.75%, 12/01/45(a)	1,610	1,609,920
Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/39(a)	2,550	2,642,361

		39,946,075

Connecticut – 1.8%
State of Connecticut Series 2013E 5.00%, 8/15/31(f)	7,850	8,636,021
Series 2016A 5.00%, 3/15/32	7,630	8,657,379
Series 2016E 5.00%, 10/15/33	12,765	14,536,144
Series 2017A 5.00%, 4/15/32-4/15/35	14,150	16,080,121

		47,909,665

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 9/01/42	575	614,376

District of Columbia – 0.6%
District of Columbia (American Society of Hematology, Inc. (The)) Series 2009 5.00%, 7/01/36	3,000	3,299,100
District of Columbia (Center for Strategic International Studies, Inc.) Series 2011 6.625%, 3/01/41	1,850	2,002,570
District of Columbia (Friendship Public Charter School, Inc.) Series 2012 5.00%, 6/01/42	2,660	2,868,650

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016A 5.00%, 6/01/41-6/01/46	$3,705	$4,007,590
District of Columbia (KIPP DC) Series 2013 6.00%, 7/01/48	2,900	3,303,593

		15,481,503

Florida – 4.4%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.) Series 2011A 8.125%, 11/15/46(a)	5,000	5,658,300
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.) Series 2014 6.25%, 11/15/44	3,150	3,485,570
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/42-10/01/46(a)	4,065	4,747,219
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group) Series 2014A 5.00%, 12/01/44	4,000	4,401,160
Bexley Community Development District Series 2016 4.875%, 5/01/47(a)	2,090	2,135,499
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 7/01/50(a)(b)	1,200	1,290,492
City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 9/01/37-9/01/42	1,500	1,602,180
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015A 5.00%, 12/01/44	6,830	7,397,027
Collier County Health Facilities Authority (The Moorings) Series 2015A 5.00%, 5/01/45	4,325	4,816,623

abfunds.com	AB MUNICIPAL INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group) Series 2016A 6.375%, 6/01/46(a)(b)	$4,225	$4,140,753
Florida Development Finance Corp. (Tuscan Isle Obligated Group) Series 2015A 7.00%, 6/01/45(a)(b)	4,200	3,419,430
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.) Series 2012 5.50%, 11/15/32-11/15/42	9,050	9,941,706
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/25(b)	6,710	6,865,269
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2012 5.00%, 11/15/29	4,365	4,732,184
Series 2014 5.00%, 11/15/39-11/15/44	14,850	15,973,894
Mid-Bay Bridge Authority Series 2011A 7.25%, 10/01/40	1,035	1,239,164
North Broward Hospital District Series 2017B 5.00%, 1/01/48(g)	17,900	19,154,611
St Johns County Industrial Development Authority Series 2010A 5.875%, 8/01/40	4,000	4,427,760
Town of Davie FL (Nova Southeastern University, Inc.) Series 2013A 6.00%, 4/01/42	9,050	10,319,172

		115,748,013

Georgia – 0.2%
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 4/01/44	5,000	5,422,000

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 0.1%
Guam Department of Education COP Series 2010A 6.875%, 12/01/40	$910	$954,208
Territory of Guam Series 2009A 7.00%, 11/15/39(a)	1,000	1,101,690

		2,055,898

Idaho – 0.2%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 2/01/36	4,000	4,490,040

Illinois – 14.5%
Chicago Board of Education Series 2011A 5.25%, 12/01/41	5,000	5,113,600
Series 2012A 5.00%, 12/01/42	3,580	3,622,530
Series 2015C 5.25%, 12/01/35-12/01/39	15,500	16,091,303
Series 2016A 7.00%, 12/01/44	3,095	3,627,711
Series 2017A 7.00%, 12/01/46(b)	3,500	4,210,465
Series 2017B 6.75%, 12/01/30(b)	11,365	13,586,857
7.00%, 12/01/42(b)	2,400	2,895,792
Series 2017C 5.00%, 12/01/34	5,055	5,178,848
Chicago O’Hare International Airport Series 2017D 5.25%, 1/01/32-1/01/36	10,170	12,128,622
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.75%, 1/01/43	2,055	2,370,360
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2011 5.25%, 12/01/31	5,000	5,432,000
Series 2014 5.25%, 12/01/49	8,000	8,861,600

abfunds.com	AB MUNICIPAL INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Chicago IL Series 2003B 5.00%, 1/01/18	$1,000	$1,002,300
Series 2008A 5.00%, 1/01/18-1/01/19	4,955	4,965,297
Series 2010A 4.00%, 12/01/18	595	606,626
5.00%, 1/01/18-1/01/19	2,715	2,748,964
Series 2012A 5.00%, 1/01/34	695	717,970
Series 2014A 5.00%, 1/01/23-1/01/36	2,485	2,621,402
Series 20152 5.00%, 1/01/18-1/01/25	1,550	1,590,473
Series 2015A 5.00%, 1/01/19	600	615,288
5.50%, 1/01/33	1,000	1,083,910
Series 2016C 5.00%, 1/01/38	590	620,373
City of Chicago IL (Asphalt Operating Services of Chicago LLC) Series 2010 6.125%, 12/01/18(a)	1,000	1,001,310
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/52(a)(h)	7,950	6,986,062
City of Chicago IL (Metramarket of Chicago LLC) Series 2010A 6.87%, 2/15/24	792	792,593
Illinois Finance Authority Series 2010A 6.00%, 8/15/38	3,360	3,674,026
6.00%, 5/15/39(a)	3,715	4,084,977
Series 2010B 6.00%, 5/01/34(a)	2,025	2,231,105
Illinois Finance Authority (Ascension Health Credit Group) Series 2012A 5.00%, 11/15/42	6,400	7,081,536
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A 5.00%, 4/01/19-4/01/36	7,675	7,621,461

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Lake Forest College) Series 2012A 6.00%, 10/01/48	$1,300	$1,362,959
Illinois Finance Authority (Lutheran Home & Services Obligated Group) Series 2012 5.625%, 5/15/42(a)	7,525	7,930,748
5.75%, 5/15/46(a)	4,740	5,009,516
Illinois Finance Authority (Mercy Health System Obligated Group) Series 2016 5.00%, 12/01/40-12/01/46	16,000	17,627,170
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2010A 6.00%, 5/15/39	1,685	1,800,995
Illinois Finance Authority (Park Place of Elmhurst) Series 2016A 6.33%, 5/15/48(a)	4,344	4,325,865
6.44%, 5/15/55(a)	8,560	8,549,828
Series 2016C 2.00%, 5/15/55(a)(d)(e)(h)	2,277	125,167
Illinois Finance Authority (Plymouth Place, Inc.) Series 2013 6.00%, 5/15/43	7,500	8,256,225
Series 2015 5.25%, 5/15/50	2,300	2,384,502
Illinois Finance Authority (Presence Health Network Obligated Group) Series 2016C 5.00%, 2/15/32-2/15/36	12,535	13,922,159
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 8/01/49	1,075	1,181,156
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 8/15/44	4,500	4,829,265

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois State Toll Highway Authority Series 2015B 5.00%, 1/01/36-1/01/40	$22,300	$25,300,292
Series 2016A 5.00%, 12/01/32	7,735	8,926,886
Metropolitan Pier & Exposition Authority Zero Coupon, 12/15/54(g)	8,000	1,290,320
5.00%, 6/15/57(g)	6,885	7,384,231
State of Illinois Series 2014 5.00%, 5/01/29-5/01/36	30,190	31,585,066
Series 2016 5.00%, 2/01/25-11/01/35	47,125	50,551,521
Series 2017D 5.00%, 11/01/28	12,000	12,942,720
Village of Antioch IL (Village of Antioch IL Spl Tax) Series 2016A 4.50%, 3/01/33(a)	10,661	10,407,481
Series 2016B 7.00%, 3/01/33(a)	4,555	4,462,579
Village of Pingree Grove IL Special Service Area No 7 Series 2015A 4.50%, 3/01/25(a)	3,271	3,384,602
5.00%, 3/01/36(a)	8,969	9,344,173
Series 2015B 6.00%, 3/01/36(a)	2,983	3,195,777

		379,246,564

Indiana – 1.7%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.50%, 8/15/40-8/15/45	8,010	8,441,691
Indiana Finance Authority (Marquette Manor LLC) Series 2012 4.75%, 3/01/32	5,535	5,686,438
Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 3/01/39	2,675	2,829,508

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (WVB East End Partners LLC) Series 2013A 5.00%, 7/01/44-7/01/48	$22,595	$24,303,366
Town of Chesterton IN (StoryPoint Obligated Group) Series 2016 6.375%, 1/15/51(a)(b)	2,000	2,083,240

		43,344,243

Iowa – 0.2%
Xenia Rural Water District Series 2016 5.00%, 12/01/41	4,000	4,365,880

Kentucky – 2.7%
Kentucky Economic Development Finance Authority Series 2010A 6.00%, 6/01/30	6,210	6,853,915
6.375%, 6/01/40	2,900	3,227,120
6.50%, 3/01/45	3,725	4,156,504
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 8/15/46	7,855	8,559,908
Kentucky Economic Development Finance Authority (Catholic Health Initiatives) Series 2013 5.375%, 1/01/40	3,250	3,532,587
Kentucky Economic Development Finance Authority (Masonic Home Independent Living II INC) Series 2016A 5.00%, 5/15/46-5/15/51(a)	8,000	8,357,320
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/42(a)	7,765	8,150,843
5.50%, 11/15/45(a)	2,350	2,475,490

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway) Series 2015A 5.00%, 7/01/30-1/01/45	$11,755	$12,916,262
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 6/01/37	4,045	4,395,135
5.25%, 6/01/41	3,650	4,062,231
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/50(a)	2,650	2,681,906

		69,369,221

Louisiana – 1.7%
Jefferson Parish Hospital Service District No 2 Series 2011 6.375%, 7/01/41	5,775	5,946,113
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2010A 5.625%, 10/01/30	1,200	1,329,348
5.875%, 10/01/40	4,200	4,681,530
6.00%, 10/01/44	1,740	1,945,477
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45(a)	7,625	8,497,300
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/41	5,000	5,596,700
Louisiana Public Facilities Authority Series 2016 5.00%, 5/15/47(a)	25	30,563

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 7/01/39(a)(c)(e)	$7,250	$72,500
Series 2014A 8.375%, 7/01/39(a)(c)(e)	17,000	170,000
Louisiana Public Facilities Authority (Ochsner Clinic Foundation) Series 2016 5.00%, 5/15/47	2,080	2,309,632
Series 2017 5.00%, 5/15/42	5,000	5,624,500
New Orleans Aviation Board Series 2017B 5.00%, 1/01/48	2,350	2,664,994
St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/37(a)	4,600	4,931,246

		43,799,903

Maine – 1.0%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 1/01/25(b)	7,270	7,792,567
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group) Series 2011 6.75%, 7/01/36-7/01/41	8,440	9,168,374
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 7/01/39	8,100	8,919,234

		25,880,175

Maryland – 0.4%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014A 6.00%, 7/01/34(a)	1,500	1,600,410
6.125%, 7/01/39(a)	750	800,213
6.25%, 7/01/44(a)	2,000	2,155,940

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Anne Arundel MD (National Business Park North) Series 2010 6.10%, 7/01/40(a)	$1,000	$1,028,320
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 7/01/40-7/01/45	5,275	5,723,030

		11,307,913

Massachusetts – 2.2%
Commonwealth of Massachusetts NATL Series 2000D 1.695%, 12/01/30(i)	1,550	1,472,701
NATL Series 2000E 1.68%, 12/01/30(i)	5,400	5,130,702
NATL Series 2000F 1.725%, 12/01/30(i)	11,275	10,712,716
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2016N 5.00%, 12/01/34-12/01/41	4,000	4,583,170
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/35-10/01/43	5,500	6,218,000
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) 5.00%, 7/01/34-7/01/47	5,080	5,476,001
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 7/01/42	5,000	5,408,550
Series 2014 5.125%, 7/01/44	1,000	1,097,070
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group) Series 2013A 6.25%, 11/15/33(a)(b)	2,000	2,238,280
6.50%, 11/15/43(a)(b)	3,750	4,214,325

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012B 5.00%, 8/15/30(f)	$10,000	$11,352,800

		57,904,315

Michigan – 5.1%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System) Series 2012A 5.25%, 7/01/39	11,115	12,136,691
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System) Series 2011C 5.00%, 7/01/41	1,425	1,511,455
5.25%, 7/01/27	5,000	5,454,800
Detroit City School District Series 2012A 5.00%, 5/01/30-5/01/31	4,015	4,418,213
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System) Series 2016B 5.00%, 7/01/46	10,000	11,165,400
Series 2016D 5.00%, 7/01/36	8,500	9,450,555
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System) Series 2014C-1 5.00%, 7/01/44	11,970	13,023,480
Series 2014C-2 5.00%, 7/01/44	2,000	2,142,360
Series 2014C-6 5.00%, 7/01/33	2,750	3,053,407
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) Series 2014D-4 5.00%, 7/01/30	1,000	1,119,780

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2014D4 5.00%, 7/01/29	$1,400	$1,571,248
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/39	13,580	14,708,770
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group) Series 2016 5.00%, 7/01/46-7/01/51(a)(b)	3,785	3,887,286
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 8.50%, 12/01/30(a)(b)	10,065	11,155,845
Series 2014 9.00%, 12/01/25(a)	6,080	6,726,182
Series 2016 9.00%, 12/01/25(a)(b)(g)(j)	2,890	2,786,422
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group) Series 2013 5.50%, 6/01/47	1,750	1,824,778
Michigan Tobacco Settlement Finance Authority Series 2007A 6.00%, 6/01/48	23,470	23,533,134
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc. Obligated Group) Series 2016A 5.00%, 7/01/46(a)(b)	2,895	2,976,176

		132,645,982

Minnesota – 0.1%
City of St Louis Park MN Series 2009 5.75%, 7/01/39	3,000	3,195,750

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 9/01/36-9/01/46	$8,310	$9,086,970

Missouri – 1.3%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 3/01/36	1,900	2,079,284
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2010 5.50%, 2/01/42	1,520	1,595,194
Series 2011 6.00%, 2/01/41	1,750	1,902,040
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority Sales Tax) Series 2016A 5.00%, 4/01/36-4/01/46(a)(b)	2,150	2,207,531
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/51(a)(b)	8,800	8,637,024
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 8/15/51	6,415	6,676,155
Lees Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 8/15/36-8/15/46	3,585	3,772,282
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.) NATL Series 1998A 1.92%, 9/01/33(i)	8,000	7,440,960

		34,310,470

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 9/01/32-9/01/42	$17,050	$18,652,598
5.25%, 9/01/37	1,500	1,676,190
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital) Series 2014 5.00%, 5/15/44	4,015	4,311,869

		24,640,657

Nevada – 0.1%
Las Vegas Redevelopment Agency Series 2016 5.00%, 6/15/45	3,000	3,324,690

New Hampshire – 0.4%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2012 5.00%, 1/01/42	4,585	4,937,816
Series 2016 5.00%, 1/01/41-1/01/46	5,285	6,029,543

		10,967,359

New Jersey – 6.8%
City of Bayonne NJ BAM Series 2016 5.00%, 7/01/39	2,500	2,805,175
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P 5.00%, 6/15/29	5,900	6,412,592
Series 2014U 5.00%, 6/15/40	3,500	3,722,110
Series 2015W 5.25%, 6/15/40	5,000	5,423,150
Series 2017B 5.00%, 11/01/26	10,000	11,335,600
Series 2017D 5.00%, 6/15/42	5,000	5,392,950

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 1/01/34	$9,780	$10,834,480
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 6/15/43	7,515	7,839,949
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 4.875%, 9/15/19	665	688,248
5.25%, 9/15/29	4,140	4,524,854
Series 2000B 5.625%, 11/15/30	4,525	5,135,151
New Jersey Health Care Facilities Financing Authority Series 2008 6.625%, 7/01/38	1,500	1,545,945
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.) Series 2010 5.00%, 7/01/25	5,240	5,583,534
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28-6/15/29	22,140	24,710,467
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A 5.00%, 6/15/36	5,000	5,345,550
Series 2015A 5.00%, 6/15/45	1,000	1,068,480
New Jersey Turnpike Authority Series 2012B 5.00%, 1/01/30	9,360	10,592,619
Series 2015E 5.00%, 1/01/45	18,000	20,328,120

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2017B 5.00%, 1/01/33	$11,500	$13,662,920
South Jersey Transportation Authority LLC Series 2014A 5.00%, 11/01/39	7,765	8,459,113
Tobacco Settlement Financing Corp./NJ Series 20071A 5.00%, 6/01/41	23,210	22,340,786

		177,751,793

New Mexico – 0.3%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 7/01/42	8,155	8,820,448

New York – 8.7%
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/39	6,950	7,042,782
5.50%, 11/01/44	2,875	2,991,926
City of Newburgh NY Series 2012A 5.25%, 6/15/27	1,010	1,117,313
5.625%, 6/15/34	1,235	1,358,722
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 1/01/22(a)(c)	5,000	4,874,550
Metropolitan Transportation Authority Series 2015A 5.00%, 11/15/45	4,830	5,494,511
Series 2016A 5.00%, 11/15/32	1,295	1,507,976
Series 2016B 5.00%, 11/15/37	13,265	15,321,871
Series 2016C 5.00%, 11/15/36	3,705	4,288,945
Series 2017C 5.00%, 11/15/33(g)	3,500	4,160,275
AGM Series 2016B 5.00%, 11/15/35	6,735	7,813,678

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 5.875%, 1/01/23(a)	$1,121	$1,148,059
6.50%, 1/01/32(a)	1,399	1,429,453
6.70%, 1/01/49(a)	5,999	6,070,940
Series 2014B 5.50%, 7/01/20(a)	257	261,416
Series 2014C 2.00%, 1/01/49(a)(d)(e)(h)	1,933	328,612
New York City Municipal Water Finance Authority Series 2013D 5.00%, 6/15/34(f)	10,000	11,400,200
New York City NY Transitional 5.00%, 11/01/28-2/01/32(f)	18,640	21,253,683
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2017 5.00%, 2/01/35-2/01/37	8,250	9,669,330
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 3/15/44	1,900	2,045,160
New York NY GO Series 2013A-1 5.00%, 10/01/28(f)	9,500	10,790,290
New York NY Transitional Fin Auth Series 2011D-1 5.00%, 2/01/26(f)	10,000	10,978,000
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The)) NATL Series 1997A-1 1.68%, 12/01/20(i)	2,000	1,974,620
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 1.61%, 1/01/39(i)	11,025	10,556,437

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 7/01/41	$17,110	$18,784,385
5.25%, 1/01/50	8,000	8,862,720
Onondaga Civic Development Corp. Series 2012 5.00%, 7/01/42(a)	3,765	4,300,684
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 1/01/46(a)	6,375	6,473,366
Port Authority of New York & New Jersey Series 2012 5.00%, 10/01/33	5,000	5,502,750
Port Authority of New York & New Jersey (Delta Air Lines, Inc.) Series 2010 6.00%, 12/01/42	2,285	2,535,779
Triborough Bridge & Tunnel Authority Series 2012B 5.00%, 11/15/28-11/15/29(f)	11,175	12,737,053
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.) Series 2014A 7.50%, 9/15/44(a)(b)(j)	2,025	1,855,710
Series 2014B 7.00%, 9/15/44(a)(b)	2,350	2,445,904
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.) Series 2007A 6.00%, 9/15/27-9/15/37(a)	10,140	10,017,355
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY) Series 2016 5.00%, 11/01/46	10,000	10,860,400

		228,254,855

North Carolina – 0.1%
County of New Hanover NC (New Hanover Regional Medical Center) Series 2017 5.00%, 10/01/47	1,000	1,129,970

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35(a)	$1,625	$1,708,249

		2,838,219

North Dakota – 0.2%
County of Burleigh ND Series 2014A 5.00%, 7/01/35(a)	4,120	4,566,896

Ohio – 4.6%
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	43,190	40,971,762
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.25%, 2/15/47	7,575	8,272,809
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/42	16,600	17,879,196
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 7/01/47(a)	11,835	11,938,556
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,000	1,060,100
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 2015-1 7.125%, 1/15/50(a)	1,560	1,592,464
Series 20151 7.00%, 1/15/40(a)	5,265	5,367,562
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29	12,525	12,380,962
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33	2,730	2,696,749

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) 4.25%, 1/15/38(a)(b)(g)	$1,540	$1,575,466
4.50%, 1/15/48(a)(b)(g)	2,625	2,724,041
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,510	1,491,608
State of Ohio (Portsmouth Gateway Group LLC) Series 2015 5.00%, 6/30/53	11,000	12,104,290
Toledo-Lucas County Port Authority (StoryPoint Obligated Group) Series 2016 6.375%, 1/15/51(a)(b)	1,000	1,041,620

		121,097,185

Oklahoma – 0.2%
Tulsa Airports Improvement Trust (American Airlines, Inc.) Series 2013A 5.50%, 6/01/35(a)	3,875	4,196,741

Oregon – 0.8%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.40%, 10/01/44(a)	2,750	2,950,640
5.50%, 10/01/49(a)	5,650	6,078,101
Oregon St Dept of Transportation Series 2013A 5.00%, 11/15/29-11/15/30(f)	10,000	11,662,500

		20,691,241

Pennsylvania – 4.3%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 5/01/42(b)	3,070	3,281,308
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2016A 5.00%, 11/15/46	1,250	1,388,413

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/46-6/01/51(a)	$11,665	$12,230,565
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2010 6.125%, 1/01/45(a)	4,170	4,364,113
Series 2012 5.25%, 1/01/32-1/01/41(a)	3,720	3,846,946
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) 5.00%, 7/01/32	1,000	1,108,270
Montgomery County Higher Education & Health Authority (Philadelphia Presbyterian Homes Obligated Group) Series 2017 5.00%, 12/01/47	1,865	2,047,919
Montgomery County Industrial Development Authority/PA Series 2010 6.50%, 12/01/25	4,000	4,722,680
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.375%, 1/01/50(a)	3,000	3,051,930
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 6.00%, 7/01/45(a)	18,125	19,527,694
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2012A 5.25%, 3/01/42	2,135	2,292,307
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The)) Series 2012A 5.00%, 11/01/41	3,620	3,842,702

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34-12/31/38	$11,930	$13,382,604
Pennsylvania Turnpike Commission Series 2017B 5.00%, 6/01/36	2,010	2,282,998
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group) Series 2017A 5.00%, 7/01/49	2,665	2,795,132
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40(a)	1,300	1,344,889
6.50%, 6/01/45(a)	2,390	2,483,138
6.625%, 6/01/50(a)	4,150	4,330,069
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 1/01/51-1/01/57(b)	12,395	12,535,146
Series 2016B 6.08%, 1/01/26(b)	1,010	982,114
Series 2016C Zero Coupon, 1/01/36(b)	3,010	1,084,142
Series 2016D Zero Coupon, 1/01/57(b)	61,815	4,218,256
State Public School Building Authority (Harrisburg School District) AGM Series 2016A 5.00%, 12/01/29	5,635	6,590,020

		113,733,355

Puerto Rico – 0.4%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26(c)	11,955	9,608,831

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 4/01/42	$1,665	$1,514,268

		11,123,099

Rhode Island – 0.7%
Rhode Island Health & Educational Building Corp. Series 2011 8.375%, 1/01/46	8,500	10,192,690
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 5/15/31-5/15/34	6,285	7,009,626

		17,202,316

South Carolina – 0.3%
South Carolina Jobs-Economic Development Authority (The Woodlands at Furman) Series 2017 5.25%, 11/15/47(a)	3,565	3,754,016
South Carolina Public Service Authority Series 2013A 5.125%, 12/01/43	1,480	1,635,060
Series 2013B 5.125%, 12/01/43	1,120	1,237,342

		6,626,418

South Dakota – 0.7%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group) Series 2017 5.00%, 7/01/46	17,200	19,556,056

Tennessee – 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/42(a)(b)	15,000	14,638,650

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives) Series 2013 5.25%, 1/01/45	$4,850	$5,232,034
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 8/15/42	2,455	2,612,022
Memphis-Shelby County Industrial Development Board (Graceland, Inc.) 5.50%, 7/01/37(a)	500	523,855
5.625%, 1/01/46(a)	1,000	1,041,650
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center) Series 2016 5.00%, 7/01/40	5,650	6,348,679
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2012 5.00%, 12/01/32(a)	2,075	2,148,102
5.25%, 12/01/42(a)	5,700	5,909,817
5.375%, 12/01/47(a)	1,700	1,768,153
Series 2014 5.25%, 12/01/44-12/01/49(a)	4,325	4,523,650

		44,746,612

Texas – 10.1%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016A 5.00%, 12/01/46	2,175	2,353,263
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2016A 4.625%, 8/15/46	2,120	2,134,904
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/40	1,500	1,548,855
5.25%, 12/01/35	1,200	1,290,684

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Central Texas Regional Mobility Authority Series 2011 6.00%, 1/01/41	$5,600	$6,327,384
Series 2015A 5.00%, 1/01/35-1/01/45	26,515	29,663,006
Series 2016 5.00%, 1/01/40-1/01/46	12,990	14,545,480
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 9/01/40	4,715	5,256,046
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 7/01/29	12,845	14,102,012
Series 2015B 5.00%, 7/15/30-7/15/35	4,655	5,087,960
Clifton Higher Education Finance Corp. Series 2011 5.75%, 8/15/41	1,000	1,142,190
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 8/15/32-8/15/42	6,470	6,960,186
Series 2013 6.00%, 8/15/43	1,000	1,159,110
Dallas County Flood Control District No. 1 Series 2015 5.00%, 4/01/32(a)(b)	2,000	2,075,520
Dallas/Fort Worth International Airport Series 2013A 5.00%, 11/01/29	5,155	5,759,321
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 9/01/44	6,300	6,807,276
El Paso County Hospital District 5.00%, 8/15/33	3,940	4,474,303
Irving Hospital Authority (Baylor Medical Center at Irving) 5.00%, 10/15/33-10/15/39(g)	10,940	12,092,387
Irving Hospital Authority (Irving Hospital Authority) 5.00%, 10/15/44(g)	3,875	4,248,007

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 8/15/35	$1,800	$1,961,694
Mission Economic Development Corp. (Natgasoline LLC) Series 2016B 5.75%, 10/01/31(b)	6,985	7,324,401
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview) Series 2016 5.00%, 11/15/46	3,400	3,506,284
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station) Series 2016A 5.375%, 11/15/36(a)	500	503,690
5.50%, 11/15/46-11/15/52(a)	2,150	2,160,176
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.) Series 2014 5.50%, 1/01/49(a)	3,100	3,309,157
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/40	1,000	1,100,550
North East Texas Regional Mobility Authority Series 2016 5.00%, 1/01/46	15,170	16,746,921
North Texas Education Finance Corp. (Uplift Education) Series 2012A 5.125%, 12/01/42	9,860	10,486,899
North Texas Tollway Authority Series 2015A 5.00%, 1/01/38	5,000	5,595,900
Red River Education Finance Corp. (St Edward’s University, Inc.) Series 2016 5.00%, 6/01/46	2,000	2,228,080

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AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/44(a)	$2,000	$2,318,100
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.125%, 1/01/41	4,360	4,499,564
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 7/01/38(a)(c)(d)(e)	5,720	1,241,240
Tarrant County Cultural Education Facilities Finance Corp (CC Young Memorial Home Obligated Group) 2017A 6.375%, 2/15/52(a)	3,000	3,178,320
Tarrant County Cultural Education Facilities Finance Corp. Series 2010 8.125%, 11/15/44(a)	5,000	5,911,650
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/22	4,000	4,002,920
Series 2014 5.625%, 11/15/41	3,250	3,333,362
Series 2015I 5.50%, 11/15/45	1,880	1,913,821
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group) Series 2017A 6.375%, 2/15/48(a)	5,000	5,334,300
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2009A 8.00%, 11/15/28(a)	2,000	1,858,740
8.25%, 11/15/44(a)	10,700	9,620,263

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/44-10/01/49	$3,960	$4,237,431
Texas Municipal Power Agency 5.00%, 9/01/47(g)	2,000	2,137,100
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	7,810	8,782,033
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	6,450	7,095,580
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools) Series 2012A 5.00%, 8/15/27	500	535,815
5.25%, 8/15/42	2,375	2,465,725
Travis County Health Facilities Development Corp. (Longhorn Village) Series 2012A 7.00%, 1/01/32(a)	8,155	9,154,640
7.125%, 1/01/46(a)	860	961,824
Uptown Development Authority Series 2017A 5.00%, 9/01/40	1,220	1,357,701
Viridian Municipal Management District Series 2011 9.00%, 12/01/37(a)	3,000	3,796,530

		265,688,305

Utah – 0.4%
Timber Lakes Water Special Service District Series 2011 8.125%, 6/15/31(a)	3,435	3,765,619
Utah Charter School Finance Authority Series 2010 8.25%, 7/15/46(a)	2,000	2,122,940

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AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Utah Charter School Finance Authority (North Star Academy) Series 2010A 7.00%, 7/15/45	$1,840	$1,980,337
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology) Series 2012 6.30%, 7/15/32	850	904,570
6.55%, 7/15/42	1,890	2,025,645

		10,799,111

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 5/01/33(a)	3,100	3,307,235

Virginia – 3.7%
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 7/01/46	1,750	1,962,240
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43(a)	470	486,647
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series 2012A 5.00%, 7/15/47	4,600	4,987,320
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013A 5.00%, 12/01/42-12/01/47(a)	6,520	6,827,519
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36(a)	2,915	3,179,245
Prince William County Industrial Development Authority (Westminster at Lake Ridge) Series 2016 5.00%, 1/01/37(a)	3,000	3,231,090

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AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 1/01/37(a)(b)	$1,300	$1,338,714
Tobacco Settlement Financing Corp./VA Series 2007B-1 5.00%, 6/01/47	30,935	29,807,419
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog) Series 2013A 5.00%, 2/01/28(f)	9,200	10,497,660
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/35-7/01/45(b)	4,310	4,609,148
Series 2015B 5.00%, 7/01/45(b)	4,000	4,267,160
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	6,240	6,909,053
5.50%, 1/01/42	17,045	18,922,848

		97,026,063

Washington – 3.5%
Energy Northwest (Bonneville Power Administration) Series 2017A 5.00%, 7/01/33	5,175	6,182,883
King County Public Hospital District No. 4 Series 2015A 5.00%, 12/01/38(a)	5,700	5,576,709
Seattle WA Mun Light & Pwr Series 2011A 5.00%, 2/01/26(f)	7,500	8,218,950
Washington Health Care Facilities Authority Series 2012 5.00%, 12/01/42(a)	9,390	10,584,878
Washington Health Care Facilities Authority (Catholic Health Initiatives) Series 2013A 5.25%, 1/01/40	3,355	3,627,359

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AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Providence Health & Services Obligated Group) Series 2012A 5.00%, 10/01/42	$4,200	$4,649,358
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 8/15/36-8/15/37	9,800	10,945,774
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.25%, 10/01/46	3,250	3,495,180
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/47(a)(b)	18,350	20,129,583
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 1/01/36-1/01/46(b)	6,625	6,994,060
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 1/01/48	5,315	5,504,905
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 1/01/44(a)(b)	4,185	4,881,007

		90,790,646

West Virginia – 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	5,760	5,634,893

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AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group) AGM Series 2004C 1.68%, 2/15/34(i)	$1,950	$1,803,184
West Virginia Hospital Finance Authority (West Virginia University Health System, Inc.) Series 2013A 5.50%, 6/01/44	7,050	7,907,844

		15,345,921

Wisconsin – 3.1%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(b)	435	463,649
Public Finance Authority (Gannon University) Series 2017 5.00%, 5/01/47	1,000	1,078,540
University of Wisconsin Hospitals & Clinics Series 2013A 5.00%, 4/01/38	6,485	7,147,118
Wisconsin Public Finance Authority (American Dream at Meadowlands Project) Series 2017 7.00%, 12/01/50(a)(b)	14,745	17,206,383
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group) Series 2016 5.125%, 6/01/48(a)(b)	8,770	8,863,225
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/30	5,090	5,219,897
Series 2016D 4.05%, 11/01/30	1,780	1,825,906
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group) Series 2017B 7.125%, 6/01/41(a)(b)	17,450	17,219,311

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AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Natgasoline LLC) Series 2016 Zero Coupon, 6/30/21(a)(b)	$15,159	$15,175,899
Wisconsin Public Finance Authority (Rose Villa) Series 2014A 5.75%, 11/15/44(a)	1,100	1,187,351
6.00%, 11/15/49(a)	1,500	1,636,650
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 4/01/45	1,740	1,901,385
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 9/01/38(b)	1,725	1,778,613

		80,703,927

Total Municipal Obligations (cost $2,568,550,658)		2,674,727,511

	Shares
SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.91%(k)(l)(m) (cost $32,925,040)	32,925,040	32,925,040

	Principal Amount (000)

Corporates - Investment Grade – 0.2%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 12/31/17(a)(n)(o) (cost $5,790,000)	$5,790	5,790,000

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Corporates - Non-Investment Grade – 0.1%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 12/31/17(a)(b) (cost $1,450,000)	$1,450	$1,448,550

Total Short-Term Investments (cost $40,165,040)		40,163,590

Total Investments – 103.6% (cost $2,608,715,698)		2,714,891,101

Other assets less liabilities – (3.6)%		(94,083,543)

Net Assets – 100.0%		$2,620,807,558

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD 18,750	7/23/37	3 Month LIBOR	2.439%	Quarterly/ Semi-Annual	$(630,302)
USD 13,750	7/23/47	3 Month LIBOR	2.466%	Quarterly/ Semi-Annual	(597,017)

					$(1,227,319)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counter- party & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International CDX-CMBX.NA Series 6, 5/11/63*	2.00%	Monthly	3.11%	USD	6,914	$(349,695)	$(418,825)	$69,130
Deutsche Bank AG CDX-CMBX.NA Series 6, 5/11/63*	2.00	Monthly	3.11	USD	7,396	(360,514)	(450,005)	89,491
Goldman Sachs & Co. CDX-CMBX.NA Series 6, 5/11/63*	2.00	Monthly	3.11	USD	2,766	(139,898)	(151,211)	11,313
CDX-CMBX.NA Series 6, 5/11/63*	2.00	Monthly	3.11	USD	2,766	(139,898)	(161,623)	21,725

						$(990,005)	$(1,181,664)	$191,659

*	Termination date

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AB HIGH INCOME MUNICIPAL PORTFOLIO

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate market value of these securities amounted to $279,926,168 or 10.7% of net assets.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032	12/22/11	$3,795,000	$569,250	0.02%
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A 7.00%, 06/01/2047	9/07/12	8,995,000	6,746,250	0.26%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 01/01/2022	7/10/15	5,000,000	4,874,550	0.19%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 8.375%, 07/01/2039	7/31/14	11,810,207	170,000	0.01%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039	11/22/13	5,203,615	72,500	0.00%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	12/12/16	11,348,933	9,608,831	0.37%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038	8/31/12	5,720,000	1,241,240	0.05%

(d)	Non-income producing security.

(e)	Defaulted.

(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(g)	When-Issued or delayed delivery security.

(h)	Illiquid security.

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

(i)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of these securities amounted to $39,091,320 or 1.49% of net assets.

(j)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(k)	Affiliated investments.

(l)	The rate shown represents the 7-day yield as of period end.

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(n)	Fair valued by the Adviser.

(o)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.22% of net assets as of November 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 12/31/17	4/24/17	$2,375,000	$2,375,000	0.09%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 12/31/17	12/31/16	2,260,000	2,260,000	0.09%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 12/31/17	7/13/17	1,155,000	1,155,000	0.04%

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

GO – General Obligation

NATL – National Interstate Corporation

OSF – Order of St. Francis

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.7%
Long-Term Municipal Bonds – 96.6%
Alabama – 1.7%
Infirmary Health System Special Care Facilities Financing Authority of Mobile Series 2016A 5.00%, 2/01/36	$2,500	$2,771,950
University of Alabama (The) Series 2008A 5.75%, 9/01/22 (Pre-refunded/ETM)	3,000	3,097,470
Water Works Board of the City of Birmingham (The) Series 2011 5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	11,000,300
Series 2015A 5.00%, 1/01/33-1/01/34	4,390	5,034,438

		21,904,158

Arizona – 2.6%
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/33-12/01/34	12,615	14,482,227
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village) Series 2002 7.375%, 7/01/27(a)	1,507	1,510,903
Salt River Project Agricultural Improvement & Power District 5.00%, 1/01/33	5,900	7,130,445
Series 2016A 5.00%, 1/01/34	5,000	5,928,850
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/23	3,685	4,267,857

		33,320,282

California – 13.3%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35	10,550	12,034,385
Bay Area Toll Authority Series 2013S 5.00%, 4/01/31 (Pre-refunded/ETM)	5,560	6,490,188

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Econ Recovery Series 2009A 5.25%, 7/01/21 (Pre-refunded/ETM)	$1,510	$1,598,773
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 4/01/45	4,000	4,425,360
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(b)	5,795	6,286,880
California Statewide Communities Development Authority Series 2008 6.25%, 8/15/28 (Pre-refunded/ETM)	1,715	1,774,425
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	80	82,329
City of Los Angeles CA Wastewater System Revenue Series 2013A 5.00%, 6/01/33	9,310	10,708,734
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2009A 5.25%, 5/15/29	9,260	9,746,983
County of San Bernardino CA COP Series 2009A 5.25%, 8/01/26	1,910	2,027,350
Los Angeles Department of Water & Power PWR Series 2013B 5.00%, 7/01/29-7/01/30	15,630	18,098,200
Los Angeles Department of Water & Power WTR Series 2013A 5.00%, 7/01/31	9,115	10,423,549
Series 2013B 5.00%, 7/01/32	1,900	2,190,586
Manteca Unified School District (Manteca Unified School District CFD No 89-1) NATL Series 2001 Zero Coupon, 9/01/31(c)	11,910	7,057,866

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 8/01/23 (Pre-refunded/ETM)	$1,000	$1,077,260
Port of Los Angeles Series 2009C 5.25%, 8/01/24	17,205	18,245,731
Series 2014A 5.00%, 8/01/34	5,790	6,569,971
Sacramento Area Flood Control Agency Series 2016A 5.00%, 10/01/32-10/01/35	14,215	16,801,022
San Diego County Water Authority COP AGM Series 2008A 5.00%, 5/01/25 (Pre-refunded/ETM)	3,000	3,046,740
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2010A 4.90%, 5/01/29	2,800	2,968,588
State of California Series 2013 5.00%, 11/01/29	8,000	9,326,160
Series 2017 5.00%, 8/01/35-11/01/47	12,000	14,223,040
University of California Series 2013A 5.00%, 5/15/30	3,200	3,687,744

		168,891,864

Colorado – 1.2%
E-470 Public Highway Authority Series 2010C 5.25%, 9/01/25	2,900	3,177,820
5.375%, 9/01/26	3,600	3,953,844
Park Creek Metropolitan District Series 2015A 5.00%, 12/01/34	1,300	1,439,698
PV Water & Sanitation Metropolitan District Series 2006 Zero Coupon, 12/15/17(a)(c)(d)(e)	3,122	655,620
Regional Transportation District (Denver Transit Partners LLC) Series 2010 6.00%, 1/15/41	2,400	2,623,944
Sterling Ranch Community Authority Board Series 2015A 5.50%, 12/01/35(a)	1,500	1,496,595

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/39(a)	$1,950	$2,020,629

		15,368,150

Connecticut – 1.2%
State of Connecticut Series 2015F 5.00%, 11/15/30-11/15/32	7,000	7,923,260
State of Connecticut Special Tax Revenue Series 2012 5.00%, 1/01/29	6,445	7,101,681

		15,024,941

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 9/01/46	550	604,681

District of Columbia – 2.1%
District of Columbia (Catholic University of America (The)) Series 2010 5.00%, 10/01/34	700	719,061
District of Columbia (District of Columbia Pers Income Tax) Series 2009B 5.25%, 12/01/26	9,600	10,270,464
District of Columbia Water & Sewer Authority Series 2016A 5.00%, 10/01/36	7,000	8,147,580
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/35	2,300	2,658,110
Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax) AMBAC Series 2007A 5.00%, 10/01/23	5,000	5,012,550

		26,807,765

Florida – 3.5%
Bexley Community Development District Series 2016 4.70%, 5/01/36(a)	1,750	1,788,080

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	$1,500	$1,666,470
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 7/01/40(a)(b)	1,000	1,072,800
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	1,700	1,930,809
Series 2015A 5.00%, 10/01/38	4,300	4,847,691
County of Miami-Dade FL Spl Tax Series 2012B 5.00%, 10/01/30-10/01/31	9,450	10,622,868
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 4/01/32	1,125	1,280,734
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 6/01/36	2,190	2,427,812
Marshall Creek Community Development District Series 2016 6.32%, 5/01/45(a)	125	120,124
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 5/01/32(a)	1,855	1,834,280
Miami-Dade County Expressway Authority Series 2014B 5.00%, 7/01/31	3,750	4,300,387
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.) Series 1997A 6.00%, 11/01/32	250	250,290
6.05%, 11/01/39	750	750,937

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Orange County School Board COP Series 2016C 5.00%, 8/01/34	$5,000	$5,786,250
South Florida Water Management District COP Series 2016 5.00%, 10/01/33	5,000	5,807,600

		44,487,132

Guam – 0.0%
Guam Department of Education COP Series 2010A 6.875%, 12/01/40	515	540,019

Hawaii – 2.8%
State of Hawaii Series 2015E 4.00%, 10/01/34	2,510	2,707,437
Series 2016F 4.00%, 10/01/31-10/01/35	29,815	32,381,100

		35,088,537

Illinois – 7.5%
Chicago Board of Education Series 2017D 5.00%, 12/01/31	1,800	1,849,878
Series 2017G 5.00%, 12/01/34	2,350	2,407,575
AGM Series 2007B 5.00%, 12/01/24	10,000	10,015,800
City of Chicago IL (Asphalt Operating Services of Chicago LLC) Series 2010 6.125%, 12/01/18(a)	1,065	1,066,395
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/32(a)	1,384	1,391,183
City of Chicago IL (City of Chicago IL Sales Tax) AGM Series 2005 5.00%, 1/01/25	6,905	6,921,779
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	7,745	8,214,425

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) Series 2006A 5.00%, 4/01/31	$750	$751,095
Illinois Finance Authority (Park Place of Elmhurst) Series 2016A 6.44%, 5/15/55(a)	3,345	3,340,971
Series 2016C 2.00%, 5/15/55(a)(c)(d)(e)	590	32,446
Illinois Sports Facilities Authority (The) AMBAC Series 2001 5.50%, 6/15/30	4,960	4,969,374
Illinois State Toll Highway Authority Series 2017A 5.00%, 1/01/42(f)	15,000	17,210,850
Kane Cook & DuPage Counties School District No U-46 Elgin Series 2015D 5.00%, 1/01/34-1/01/35	4,250	4,818,057
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/28	11,500	12,336,395
State of Illinois Series 2012 5.00%, 3/01/31	2,000	2,069,300
Series 2014 5.00%, 4/01/30-5/01/35	3,680	3,865,378
Series 2017D 5.00%, 11/01/28	8,700	9,383,472
Village of Pingree Grove IL Special Service Area No 7 Series 2015A 4.50%, 3/01/25(a)	850	879,521
5.00%, 3/01/36(a)	2,323	2,420,171
Series 2015B 6.00%, 3/01/36(a)	773	828,138

		94,772,203

Indiana – 1.9%
Indiana Finance Authority (CWA Authority, Inc.) Series 2014A 5.00%, 10/01/32-10/01/34	12,320	14,166,286

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (WVB East End Partners LLC) Series 2013A 5.00%, 7/01/44	$1,930	$2,077,452
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board) Series 2011K 5.00%, 6/01/27	6,840	7,516,545

		23,760,283

Iowa – 0.5%
Xenia Rural Water District Series 2016 5.00%, 12/01/31-12/01/36	5,375	5,963,846

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway) Series 2015A 5.00%, 7/01/40	1,300	1,410,292
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/30-10/01/33	5,000	5,757,247

		7,167,539

Louisiana – 2.5%
City of New Orleans LA AGC Series 2007A 5.00%, 12/01/18 (Pre-refunded/ETM)	2,025	2,025,000
5.00%, 12/01/19 (Pre-refunded/ETM)	2,115	2,115,000
5.00%, 12/01/22 (Pre-refunded/ETM)	1,060	1,060,000
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2009A 5.00%, 4/01/26 (Pre-refunded/ETM)	715	746,925
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/33-10/01/44	7,290	8,256,469

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority Series 2016Series 2016Series 2016 5.00%, 5/15/34 (Pre-refunded/ETM)(a)	$20	$24,450
Louisiana Public Facilities Authority (Ochsner Clinic Foundation) Series 2016 5.00%, 5/15/34	1,730	1,954,762
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017C 5.00%, 5/01/34-5/01/36	13,120	15,454,959

		31,637,565

Maine – 0.4%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 7/01/33	4,560	5,084,126

Maryland – 0.1%
County of Anne Arundel MD (National Business Park North) Series 2010 6.10%, 7/01/40(a)	885	910,063

Massachusetts – 1.7%
Commonwealth of Massachusetts NATL Series 2000G 1.635%, 12/01/30(g)	3,100	2,945,403
Massachusetts Development Finance Agency Series 2010A 5.00%, 1/01/40	180	186,854
5.00%, 1/01/40 (Pre-refunded/ETM)(a)	1,820	1,947,709
5.50%, 1/01/30	425	449,025
5.50%, 1/01/30 (Pre-refunded/ETM)(a)	4,325	4,672,471
Massachusetts Development Finance Agency (Boston University) Series 2016B 5.00%, 10/01/46	2,000	2,303,020
Massachusetts Development Finance Agency (Broad Institute, Inc. (The)) 5.00%, 4/01/34	1,000	1,191,580

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2016N 5.00%, 12/01/33	$2,000	$2,318,760
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 7/01/36	2,385	2,661,088
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group) Series 2010C 5.375%, 7/01/35	2,245	2,367,555

		21,043,465

Michigan – 3.9%
Detroit City School District Series 2012A 5.00%, 5/01/27-5/01/30	7,965	8,818,475
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) Series 2014D4 5.00%, 7/01/34	11,225	12,428,208
Michigan Finance Authority (MidMichigan Obligated Group) Series 2014 5.00%, 6/01/34	2,000	2,258,760
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/33	2,485	2,718,963
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2015I 5.00%, 4/15/33	7,750	8,969,385
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 8.50%, 12/01/30(a)(b)	5,990	6,639,196
Series 2016 9.00%, 12/01/25(a)(b)(f)(h)	1,415	1,364,286

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/30(i)	$2,000	$1,461,420
Wayne State University Series 2009A 5.00%, 11/15/29	2,735	2,895,763
5.00%, 11/15/29 (Pre-refunded/ETM)(a)	2,480	2,638,547

		50,193,003

Minnesota – 0.8%
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.00%, 12/01/40	3,000	3,345,870
Housing & Redevelopment Authority of The City of St Paul Minnesota Series 2015A 5.00%, 11/15/40 (Pre-refunded/ETM)	1,000	1,212,870
Minnesota Higher Education Facilities Authority (St Olaf College) Series 20158 5.00%, 12/01/30	1,000	1,172,180
University of Minnesota Series 2014B 4.00%, 1/01/31-1/01/34	4,500	4,819,980

		10,550,900

Mississippi – 1.3%
Mississippi Development Bank Series 2010D 5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	16,402,650

Missouri – 1.6%
City of Kansas City MO Series 2008C 5.00%, 4/01/28 (Pre-refunded/ETM)	14,000	14,168,000
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2010 5.50%, 2/01/42	1,880	1,973,004
Joplin Industrial Development Authority (Freeman Health System) Series 2015 5.00%, 2/15/35	1,485	1,617,551

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/46(a)(b)	$2,725	$2,695,352

		20,453,907

Nebraska – 0.2%
Omaha Public Power District Series 2014A 5.00%, 2/01/32	2,775	3,183,952

Nevada – 1.2%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 9/01/42(f)	1,965	2,191,859
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012B 5.00%, 7/01/29	6,070	6,758,217
State of Nevada NATL Series 2007B 5.00%, 12/01/25 (Pre-refunded/ETM)	5,800	5,800,000

		14,750,076

New Jersey – 5.4%
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 5/01/33-5/01/34	7,935	9,201,734
Morris-Union Jointure Commission COP AGM Series 2013 5.00%, 8/01/25	2,055	2,311,731
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2016B 5.50%, 6/15/30	5,840	6,766,983
Series 2017B 5.00%, 11/01/20	5,000	5,345,500
Series 2017D 5.00%, 6/15/34-6/15/35	3,560	3,877,506
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/29	2,175	2,422,276

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2014A 5.00%, 1/01/33	$4,750	$5,456,468
Series 2015E 5.00%, 1/01/33	11,000	12,634,490
Series 2016A 5.00%, 1/01/33	8,500	9,856,260
Series 2017A 5.00%, 1/01/34	5,000	5,854,200
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	4,340	4,832,633

		68,559,781

New York – 11.8%
City of New York NY Series 2008B-1 5.25%, 9/01/23	5,000	5,143,300
Series 2012G 5.00%, 4/01/29	9,550	10,701,634
Metropolitan Transportation Authority Series 2012F 5.00%, 11/15/27	1,680	1,912,865
Series 2013B 5.00%, 11/15/32 (Pre-refunded/ETM)	5,000	5,823,800
Series 2013E 5.00%, 11/15/32	5,000	5,719,400
Series 2016D 5.00%, 11/15/31	5,000	5,886,850
Series 2017C 5.00%, 11/15/33(f)	5,500	6,537,575
New York City Municipal Water Finance Authority Series 2014D 5.00%, 6/15/35	4,000	4,606,880
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	15,015	17,171,154
Series 2014B-1 5.00%, 8/01/32	4,000	4,633,680
Series 2014D-1 5.00%, 2/01/34	5,000	5,712,250
Series 2016B 5.00%, 8/01/32	10,000	11,875,200

abfunds.com	AB MUNICIPAL INCOME FUND | 93

PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2017 5.00%, 2/01/36	$2,500	$2,928,275
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/31	2,775	3,080,500
New York State Dormitory Authority Series 2012D 5.00%, 2/15/29 (Pre-refunded/ETM)(a)	705	792,751
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 2/15/29	4,255	4,760,877
Series 2015E 5.00%, 3/15/34	11,000	12,839,970
5.25%, 3/15/33	2,000	2,402,280
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 1.61%, 1/01/39(g)	3,700	3,542,750
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 1/01/34	2,070	2,388,966
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013A 5.00%, 3/15/43	5,000	5,598,800
Port Authority of New York & New Jersey Series 2014 5.00%, 9/01/30-9/01/31	13,750	15,836,513
Series 20161 5.00%, 11/15/35	2,255	2,662,817
Triborough Bridge & Tunnel Authority Series 2017C 5.00%, 11/15/42	6,250	7,341,562

		149,900,649

North Carolina – 0.5%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 3/01/30	5,000	5,823,100

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PORTFOLIO OF INVESTMENTS (continued)

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	Principal Amount (000)	U.S. $ Value

Ohio – 4.0%
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/31	$2,345	$2,649,006
Series 2014 5.00%, 12/01/33	4,250	4,767,905
City of Cleveland OH Series 2008 5.25%, 5/15/24 (Pre-refunded/ETM)	5,500	5,596,745
Columbus City School District Series 2016A 5.00%, 12/01/30-12/01/31	9,000	10,706,810
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/42	8,000	8,616,480
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/31	3,855	4,531,861
Kent State University Series 2012A 5.00%, 5/01/29	2,000	2,242,960
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29	1,985	1,962,172
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33	950	938,429
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,090	1,076,724
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	6,730	7,816,087

		50,905,179

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	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.1%
Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 6/01/35	$1,000	$1,094,940

Oregon – 0.6%
Oregon State Lottery Series 2017A 5.00%, 4/01/34	4,000	4,779,280
Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/27 (Pre-refunded/ETM)	3,000	3,361,500

		8,140,780

Pennsylvania – 3.2%
Bensalem Township School District Series 2013 5.00%, 6/01/30	5,000	5,787,950
Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 8/01/33 (Pre-refunded/ETM)(a)	4,715	5,155,900
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 6.00%, 7/01/45(a)	5,375	5,790,971
Pennsylvania Industrial Development Authority Series 2008 5.50%, 7/01/23 (Pre-refunded/ETM)(a)	485	496,456
5.50%, 7/01/23 (Pre-refunded/ETM)	3,455	3,537,609
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40(a)	3,100	3,207,043
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(a)(c)(d)(e)	1,030	10,300
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 2/01/31	6,925	7,413,559

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State Public School Building Authority (School District of Philadelphia (The)) Series 2012 5.00%, 4/01/30-4/01/31	$6,500	$6,925,730
Township of Lower Paxton PA Series 2014 5.00%, 4/01/31	1,685	1,929,965

		40,255,483

Rhode Island – 0.2%
Rhode Island Commerce Corp. (Providence Place Group LP) AGC Series 2000 6.125%, 7/01/20	2,180	2,189,483

South Carolina – 0.1%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/36	1,000	1,140,520

South Dakota – 0.2%
South Dakota State Building Authority (South Dakota State Building Authority Lease) Series 2014A 5.00%, 6/01/34	2,725	3,087,234

Tennessee – 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center) Series 2016 5.00%, 7/01/35	4,325	4,897,760

Texas – 13.2%
Alvin Independent School District/TX Series 2009B 5.00%, 2/15/28 (Pre-refunded/ETM)	1,290	1,342,877
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016A 5.00%, 2/15/33	1,410	1,631,271
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2016A 4.375%, 8/15/36	615	609,926

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PORTFOLIO OF INVESTMENTS (continued)

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	Principal Amount (000)	U.S. $ Value

Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group) Series 2007 5.00%, 7/01/27	$280	$280,342
Camino Real Regional Mobility Authority Series 2008 5.00%, 2/15/21	250	250,310
Central Texas Regional Mobility Authority Series 2016 5.00%, 1/01/32-1/01/34	4,250	4,827,265
Central Texas Turnpike System Series 2015C 5.00%, 8/15/34	10,000	11,256,600
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 3/01/30	1,000	1,166,240
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 9/01/31	2,500	2,834,025
City of Houston TX Airport System Revenue AGM Series 2000P 2.441%, 7/01/30(g)	1,675	1,612,958
XLCA Series 2002D 2.675%, 7/01/32(g)	1,900	1,830,327
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2015B 5.00%, 7/15/30	4,650	5,115,744
City of Houston TX Combined Utility System Revenue Series 2016B 5.00%, 11/15/36	7,000	8,193,150
City of San Antonio TX Electric & Gas Systems Revenue Series 2008 5.00%, 2/01/26 (Pre-refunded/ETM)	6,830	6,870,707
Series 2009A 5.25%, 2/01/24 (Pre-refunded/ETM)	3,260	3,396,724
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2015 5.00%, 8/15/35-8/15/39	5,905	6,773,070

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016A 5.00%, 8/15/38	$1,855	$2,150,928
Dallas/Fort Worth International Airport Series 2012F 5.00%, 11/01/28	13,680	14,761,131
El Paso County Hospital District AGC Series 2008A 5.00%, 8/15/23 (Pre-refunded/ETM)	5,000	5,127,200
Irving Hospital Authority (Irving Hospital Authority) 5.00%, 10/15/44(f)	1,235	1,353,881
Mission Economic Development Corp. (Natgasoline LLC) Series 2016B 5.75%, 10/01/31(b)	2,790	2,925,566
North East Texas Regional Mobility Authority Series 2016 5.00%, 1/01/46	3,330	3,676,154
North Texas Tollway Authority Series 2011D 5.00%, 9/01/30 (Pre-refunded/ETM)	7,500	8,358,675
Series 2015A 5.00%, 1/01/34-1/01/35	15,585	17,562,568
Series 2015B 5.00%, 1/01/34	1,700	1,940,839
Series 2016A 5.00%, 1/01/36	1,000	1,145,550
State of Texas Series 2017B 5.00%, 10/01/33	13,585	16,395,465
Tarrant County Cultural Education Facilities Finance Corp. Series 2010 8.125%, 11/15/44 (Pre-refunded/ETM)(a)	2,150	2,542,010
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/22	2,210	2,211,613
Series 2015I 5.50%, 11/15/45	1,670	1,700,043
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/45	6,685	6,915,098

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015B 5.00%, 11/15/36	$1,850	$1,937,616
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2009A 8.00%, 11/15/28(a)	2,000	1,858,740
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	9,040	10,165,118
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	2,280	2,508,205
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.) Series 2014A 5.00%, 8/15/32-8/15/34	3,330	3,788,400

		167,016,336

Utah – 0.1%
Timber Lakes Water Special Service District Series 2011 8.125%, 6/15/31(a)	725	794,781

Virginia – 0.3%
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 3/01/45(a)(b)	1,415	1,455,837
Stafford County Economic Development Authority (Mary Washington Healthcare Obligated Group) Series 2016 5.00%, 6/15/34	2,500	2,795,975

		4,251,812

Washington – 1.9%
Clark County Public Utility District No 1 Series 2010 5.00%, 1/01/23	6,480	6,894,915
5.00%, 1/01/23 (Pre-refunded/ETM)(a)	6,155	6,573,848
Energy Northwest (Bonneville Power Administration) Series 2017A 5.00%, 7/01/34	5,440	6,474,198

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AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

FYI Properties (FYI Properties WA State Lease) Series 2009 5.00%, 6/01/27	$615	$644,489
5.25%, 6/01/26	4,000	4,208,280

		24,795,730

West Virginia – 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	2,155	2,108,193
West Virginia Economic Development Authority (West Virginia Lottery) Series 2010A 5.00%, 6/15/35	5,000	5,355,500

		7,463,693

Wisconsin – 1.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(b)	2,465	2,627,345
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 8/15/32 (Pre-refunded/ETM)(a)	2,300	2,636,720
Wisconsin Public Finance Authority (American Dream at Meadowlands Project) Series 2017 7.00%, 12/01/50(a)(b)	1,495	1,744,560
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24	3,395	3,775,444
Series 2016B 5.00%, 12/01/25(b)	1,795	2,026,645
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 3/01/45(b)	3,465	3,603,011
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 4/01/45	1,000	1,092,750

		17,506,475

Total Long-Term Municipal Bonds (cost $1,179,177,267)		1,225,734,843

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PORTFOLIO OF INVESTMENTS (continued)

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	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 4.1%
Mississippi – 0.8%
Mississippi Business Finance Corp. (Chevron USA, Inc.) Series 2010I 0.94%, 11/01/35(j)	$10,000	$10,000,000

Texas – 3.3%
Gulf Coast Industrial Development Authority (Exxon Mobil Corp.) Series 2012 0.88%, 11/01/41(j)	6,000	6,000,000
State of Texas Series 2017 4.00%, 8/30/18	35,000	35,695,800

		41,695,800

Total Short-Term Municipal Notes (cost $51,793,219)		51,695,800

Total Investments – 100.7% (cost $1,230,970,486)		1,277,430,643
Other assets less liabilities – (0.7)%		(9,245,030)

Net Assets – 100.0%		$1,268,185,613

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value			Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD 10,400	11/13/37	2.602%	3 Month LIBOR	Semi-Annual/ Quarterly		$114,146		$59,000		$55,146
USD 10,400	11/13/37	3 Month LIBOR	2.602%	Quarterly/ Semi-Annual		(114,146)		– 0	–	(114,146)

					$	– 0	–	$59,000		$(59,000)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate market value of these securities amounted to $32,441,478 or 2.6% of net assets.

(c)	Non-income producing security.

(d)	Illiquid security.

(e)	Defaulted.

(f)	When-Issued or delayed delivery security.

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(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of these securities amounted to $9,931,438 or 0.78% of net assets.

(h)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(i)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/05	$2,000,000	$1,461,420	0.12%

(j)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.0% and 1.6%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 96.8%
New York – 94.6%
Albany County Airport Authority AGM Series 2010A 5.00%, 12/15/25-12/15/26	$4,540	$4,886,241
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/36	1,500	1,705,515
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 1/01/42	2,250	2,597,400
Build NYC Resource Corp. (City University of New York (The)) Series 2014A 5.00%, 6/01/30-6/01/34	2,980	3,431,348
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/29	2,305	2,477,644
5.50%, 11/01/44	1,625	1,691,089
Build NYC Resource Corp. (YMCA of Greater New York) Series 2012 5.00%, 8/01/32	1,000	1,081,330
City of New York NY Series 2014A 5.00%, 8/01/31	2,000	2,315,500
Series 2014J 5.00%, 8/01/30	10,000	11,570,800
Series 2016A 5.00%, 8/01/37	5,000	5,794,550
Series 2016B 5.00%, 12/01/34	2,000	2,347,620
Series 2016C 5.00%, 8/01/32	5,000	5,836,850
City of Newburgh NY Series 2012A 5.25%, 6/15/28	1,065	1,175,771
5.50%, 6/15/32	1,320	1,452,937
County of Nassau NY Series 2016A 5.00%, 1/01/34-1/01/38	5,345	6,121,398
Series 2016C 5.00%, 4/01/34-4/01/36	10,420	11,970,457

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Onondaga NY (Syracuse University) Series 2011 5.00%, 12/01/28-12/01/29	$2,135	$2,371,476
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2014A 5.00%, 7/01/44	4,175	4,635,628
Series 2016B 5.00%, 7/01/46	4,900	5,537,147
East Rochester Housing Authority (St John’s Health Care Corp.) Series 2010A 5.00%, 4/20/27	2,550	2,767,260
Erie County Fiscal Stability Authority Series 2011C 5.00%, 12/01/28 (Pre-refunded/ETM)	7,260	8,177,809
Glen Cove Industrial Development Agency Series 1992B Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,396,996
Hempstead Town Local Development Corp. (Hofstra University) Series 2011 5.00%, 7/01/28	650	714,584
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 7/01/34-7/01/39	2,945	3,207,198
Hudson Yards Infrastructure Corp. Series 2017A 5.00%, 2/15/39	5,000	5,802,700
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24(a)(b)	1,000	941,850
Long Island Power Authority Series 2012B 5.00%, 9/01/27	2,500	2,806,275
Series 2014A 5.00%, 9/01/35	1,000	1,124,460
Series 2016B 5.00%, 9/01/30-9/01/36	10,915	12,800,978

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29 (Pre-refunded/ETM)	$4,300	$4,837,715
Series 2012F 5.00%, 11/15/27	7,070	8,049,973
Series 2014B 5.00%, 11/15/44	12,000	13,517,040
Series 2017C 5.00%, 11/15/33(c)	5,000	5,943,250
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/34-11/15/35	15,740	18,958,501
Monroe County Industrial Development Agency (Southview Towers LP) Series 2000 6.25%, 2/01/31	1,130	1,131,051
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/34	1,150	1,309,896
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 1/01/32(b)	1,590	1,624,900
Series 2014C 2.00%, 1/01/49(b)(d)(e)(f)	572	97,323
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 7/01/31-7/01/37	6,195	6,743,581
New York City Municipal Water Finance Authority Series 2009FF 5.00%, 6/15/27	15,110	15,878,948
Series 2013BB 5.00%, 6/15/46	5,000	5,619,900

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015S 5.00%, 7/15/35	$5,160	$6,006,446
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013I 5.00%, 5/01/32 (Pre-refunded/ETM)(b)	5	5,626
5.00%, 5/01/32-5/01/33	12,495	14,201,209
Series 2016F 5.00%, 2/01/32	10,000	11,777,800
New York City Trust for Cultural Resources (American Museum of Natural History (The)) Series 2014A 5.00%, 7/01/33	4,080	4,710,850
New York City Trust for Cultural Resources (Whitney Museum of American Art) Series 2011 5.00%, 7/01/31	9,675	10,548,362
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/34-11/15/35	15,220	17,523,349
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/31	2,225	2,469,950
New York Power Authority NATL Series 2007C 5.00%, 11/15/19-11/15/21	3,680	3,691,821
New York State Dormitory Authority Series 2008A 5.75%, 7/01/24 (Pre-refunded/ETM)	5,165	5,298,309
Series 2010A 5.00%, 7/01/27 (Pre-refunded/ETM)	3,740	4,063,435
5.00%, 7/01/29 (Pre-refunded/ETM)	2,000	2,172,960
5.00%, 7/01/31 (Pre-refunded/ETM)	3,545	3,851,572
Series 2011A 5.00%, 7/01/28 (Pre-refunded/ETM)	6,690	7,472,262

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Barnard College) Series 2015A 4.00%, 7/01/32	$1,300	$1,386,567
New York State Dormitory Authority (Cornell University) Series 2008B 5.00%, 7/01/27	4,925	5,341,803
Series 2008C 5.00%, 7/01/29	2,000	2,167,160
Series 2009A 5.00%, 7/01/25	2,465	2,594,807
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 7/01/31-7/01/33	6,000	6,770,820
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.) Series 2010A 5.00%, 7/01/26	6,795	7,380,865
New York State Dormitory Authority (New School (The)) Series 2016A 5.00%, 7/01/35-7/01/36	5,815	6,672,932
New York State Dormitory Authority (New York University) Series 2016A 5.00%, 7/01/36	2,000	2,326,700
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015A 5.00%, 5/01/33	5,000	5,725,200
New York State Dormitory Authority (NYU Hospitals Center) Series 2014 5.00%, 7/01/31	1,000	1,155,940
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/32-12/01/37(g)	4,000	4,398,040
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.) Series 2006 5.00%, 11/01/21	1,000	1,001,760

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 7/01/30	$1,000	$1,168,320
New York State Dormitory Authority (Rochester Institute of Technology) Series 2010 5.00%, 7/01/23-7/01/25	5,335	5,772,692
New York State Dormitory Authority (St John’s University/NY) Series 2015A 5.00%, 7/01/33-7/01/34	2,000	2,282,300
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015E 5.00%, 3/15/34	4,000	4,669,080
Series 2017B 5.00%, 2/15/33	12,095	14,431,270
New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2013A 5.25%, 7/01/30	2,000	2,329,780
Series 2017A 5.00%, 7/01/37	2,515	2,933,144
New York State Dormitory Authority (Teachers College) Series 2012 5.00%, 7/01/34	2,535	2,810,783
Series 2012A 5.00%, 7/01/31	1,200	1,353,816
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The)) NATL Series 1997A-1 1.68%, 12/01/20(h)	1,000	987,310
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 1.61%, 1/01/39(h)	5,975	5,721,062
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) 5.00%, 6/15/42(c)	2,100	2,463,993
Series 2010A 5.00%, 6/15/29	2,000	2,158,640

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 1/01/31-1/01/32	$15,000	$17,298,500
Series 2016A 5.00%, 1/01/32	5,000	5,809,550
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A 5.00%, 3/15/28	5,000	5,436,150
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 8/01/31	8,035	8,547,392
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 4.00%, 7/01/32-7/01/33	4,250	4,435,582
5.00%, 7/01/34-7/01/46	4,500	4,955,390
Onondaga Civic Development Corp. Series 2012 5.00%, 7/01/42 (Pre-refunded/ETM)(b)	2,610	2,981,351
Series 2014A 5.125%, 7/01/31 (Pre-refunded/ETM)(b)	1,250	1,319,050
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 3/01/24	4,000	4,754,440
Port Authority of New York & New Jersey Series 2010 5.00%, 7/15/31	13,000	14,074,710
Series 2013178 5.00%, 12/01/31	5,000	5,641,100
Series 2014 5.00%, 9/01/31	5,000	5,744,150
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	6,820	7,180,369
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 1/01/40	2,600	3,035,110

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)(b)	$875	$974,085
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	5,115	5,616,577
Series 2014C 5.00%, 7/01/31	2,500	2,786,825
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2010 5.875%, 12/01/30	2,340	2,563,447
Triborough Bridge & Tunnel Authority Series 2008D 5.00%, 11/15/26 (Pre-refunded/ETM)(b)	6,170	6,387,122
5.00%, 11/15/26	3,830	3,960,373
Series 2011A 5.00%, 1/01/28 (Pre-refunded/ETM)	5,000	5,657,450
Series 2013C 5.00%, 11/15/32	5,000	5,687,400
Series 2017B 5.00%, 11/15/36	3,000	3,533,580
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2010A 5.00%, 9/01/30	3,000	3,228,840
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.) Series 2007A 6.00%, 9/15/27(b)	1,095	1,095,197
Utility Debt Securitization Authority 5.00%, 12/15/38	10,000	12,009,100
Series 2013T 5.00%, 12/15/31	10,000	11,671,500
Westchester County Healthcare Corp./NY Series 2010B 6.00%, 11/01/30 (Pre-refunded/ETM)(b)	870	976,488
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 1/01/34	1,800	1,942,740
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY) Series 2016 5.00%, 11/01/46	7,825	8,498,263

abfunds.com	AB MUNICIPAL INCOME FUND | 111

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Westchester County Healthcare Corp/NY) Series 2010B 6.00%, 11/01/30	$130	$143,183

		570,196,638

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 5/01/45(b)	45	43,245
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 5/01/32(b)	680	672,404

		715,649

Guam – 0.2%
Guam Government Waterworks Authority 5.00%, 7/01/34(c)	1,100	1,228,931

Massachusetts – 0.2%
Commonwealth of Massachusetts NATL Series 2000F 1.725%, 12/01/30(h)	1,000	950,130

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,500	1,481,730

Puerto Rico – 0.5%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	1,795	1,880,944
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 4/01/32	1,000	930,080

		2,811,024

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 1.0%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	$2,700	$3,036,042
7.50%, 6/30/32	1,225	1,396,059
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	1,350	1,485,121

		5,917,222

Total Long-Term Municipal Bonds (cost $558,238,633)		583,301,324

Short-Term Municipal Notes – 1.7%
New York – 1.7%
City of New York NY Series 2013D 0.95%, 8/01/40(i) (cost $10,000,000)	10,000	10,000,000

Total Municipal Obligations (cost $568,238,633)		593,301,324

	Shares
SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.91%(j)(k)(l) (cost $11,526,039)	11,526,039	11,526,039

Total Investments – 100.4% (cost $579,764,672)		604,827,363
Other assets less liabilities – (0.4)%		(2,183,640)

Net Assets – 100.0%		$602,643,723

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

				Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 17,450	10/04/21	3 Month LIBOR	1.286%	Quarterly/ Semi-Annual	$(555,545)	$	– 0	–	$(555,545)
USD 17,450	10/04/21	1.286%	3 Month LIBOR	Semi-Annual/ Quarterly	555,023		30,618		524,405

					$(522)		$30,618		$(31,140)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of November 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24	11/13/14	$1,000,000	$941,850	0.16%

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	When-Issued or delayed delivery security.

(d)	Illiquid security.

(e)	Non-income producing security.

(f)	Defaulted.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the market value of this security amounted to $4,398,040 or 0.7% of net assets.

(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of these securities amounted to $7,658,502 or 1.27% of net assets.

(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Affiliated investments.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.0%, respectively.

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

Glossary:

AGM – Assured Guaranty Municipal

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 115

STATEMENT OF ASSETS & LIABILITIES

November 30, 2017 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $666,736,374 and $2,575,790,658, respectively)	$709,751,014		$2,681,966,061
Affiliated issuers (cost $1,612,993 and $32,925,040, respectively)	1,612,993		32,925,040
Cash	– 0	–	458,664
Cash collateral due from broker	– 0	–	2,208,253
Interest receivable	6,808,715		42,700,506
Receivable for capital stock sold	1,422,511		7,702,642
Receivable for investment securities sold	401,139		2,485,088
Affiliated dividends receivable	751		12,900
Unrealized appreciation on credit default swaps	– 0	–	191,659

Total assets	719,997,123		2,770,650,813

Liabilities
Unrealized depreciation on interest rate swaps	2,673,211		– 0	–
Payable for capital stock redeemed	1,026,296		8,000,170
Dividends payable	374,332		1,929,497
Advisory fee payable	244,523		1,055,157
Distribution fee payable	145,381		413,511
Transfer Agent fee payable	13,115		55,032
Administrative fee payable	5,863		8,090
Payable for floating rate notes issued(a)	– 0	–	80,225,000
Payable for investment securities purchased	– 0	–	56,186,979
Upfront premiums received on credit default swaps	– 0	–	1,181,664
Payable for variation margin on exchange traded swaps	– 0	–	150,292
Other liabilities	– 0	–	232,185
Accrued expenses	158,375		405,678

Total liabilities	4,641,096		149,843,255

Net Assets	$715,356,027		$2,620,807,558

Composition of Net Assets
Capital stock, at par	$64,002		$229,608
Additional paid-in capital	677,972,555		2,537,596,681
Distributions in excess of net investment income	(80,317)		3,488,359
Accumulated net realized loss on investment transactions	(2,941,642)		(25,646,833)
Net unrealized appreciation on investments	40,341,429		105,139,743

	$715,356,027		$2,620,807,558

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—69,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$489,552,877	43,798,396	$11.18	*

Class B	$47,197	4,222	$11.18

Class C	$53,425,778	4,781,312	$11.17

Advisor Class	$172,330,175	15,417,626	$11.18

AB High Income Municipal Portfolio

Class A	$780,174,427	68,320,819	$11.42	*

Class C	$308,354,263	27,017,894	$11.41

Advisor Class	$1,532,278,868	134,269,357	$11.41

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $11.53 and $11.77, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,230,970,486 and $568,238,633, respectively)	$1,277,430,643		$593,301,324
Affiliated issuers (cost $0 and $11,526,039, respectively)	– 0	–	11,526,039
Cash	1,066,863		– 0	–
Interest receivable	16,077,169		7,548,565
Receivable for capital stock sold	3,231,557		1,241,262
Receivable for investment securities sold	956,000		– 0	–
Affiliated dividends receivable	8,594		11,031

Total assets	1,298,770,826		613,628,221

Liabilities
Payable for investment securities purchased	27,459,150		9,651,958
Payable for capital stock redeemed	1,678,591		664,962
Dividends payable	506,487		147,555
Advisory fee payable	426,077		192,723
Distribution fee payable	208,782		146,445
Transfer Agent fee payable	37,313		15,232
Administrative fee payable	8,705		6,537
Payable for variation margin on exchange traded swaps	– 0	–	674
Accrued expenses	260,108		158,412

Total liabilities	30,585,213		10,984,498

Net Assets	$1,268,185,613		$602,643,723

Composition of Net Assets
Capital stock, at par	$123,771		$60,689
Additional paid-in capital	1,250,262,517		594,450,754
Distributions in excess of net investment income	(346,425)		(152,196)
Accumulated net realized loss on investment transactions	(28,255,407)		(16,747,075)
Net unrealized appreciation on investments	46,401,157		25,031,551

	$1,268,185,613		$602,643,723

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—69,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$610,145,985	59,544,691	$10.25	*

Class B	$241,078	23,555	$10.23

Class C	$100,039,039	9,774,619	$10.23

Advisor Class	$557,759,511	54,428,206	$10.25

AB New York Portfolio

Class A	$439,756,040	44,283,695	$9.93	*

Class B	$791,348	79,793	$9.92

Class C	$66,762,506	6,727,225	$9.92

Advisor Class	$95,333,829	9,597,928	$9.93

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $10.57 and $10.24, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 119

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2017 (unaudited)

	AB California		AB High Income Municipal
Investment Income
Interest	$14,183,725		$60,580,151
Dividends – Affiliated issuers	6,958		85,954

Total income	14,190,683		60,666,105

Expenses
Advisory fee (see Note B)	1,599,073		6,353,815
Distribution fee – Class A	615,939		960,270
Distribution fee – Class B	295		– 0	–
Distribution fee – Class C	280,072		1,558,292
Transfer agency – Class A	68,622		132,873
Transfer agency – Class B	21		– 0	–
Transfer agency – Class C	8,167		54,321
Transfer agency – Advisor Class	22,501		253,277
Custodian	78,174		119,697
Administrative	29,905		31,276
Audit and tax	26,198		31,013
Printing	17,164		46,913
Legal	16,907		16,907
Directors’ fees	13,690		13,692
Registration fees	12,007		65,247
Miscellaneous	13,298		37,075

Total expenses before interest expense	2,802,033		9,674,668
Interest expense	– 0	–	767,831

Total expenses	2,802,033		10,442,499
Less: expenses waived and reimbursed by the Adviser (see Note B)	(130,659)		(176,996)

Net expenses	2,671,374		10,265,503

Net investment income	11,519,309		50,400,602

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	510,564		4,039,890
Swaps	(236,097)		(317,607)
Net change in unrealized appreciation/depreciation of:
Investments	(5,308,122)		14,278,290
Swaps	323,558		(1,035,660)

Net gain (loss) on investment transactions	(4,710,097)		16,964,913

Net Increase in Net Assets from Operations	$6,809,212		$67,365,515

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$23,172,041	$10,604,946
Dividends – Affiliated issuers	69,598	49,556

Total income	23,241,639	10,654,502

Expenses
Advisory fee (see Note B)	2,818,782	1,346,142
Distribution fee – Class A	774,692	552,088
Distribution fee – Class B	1,592	4,019
Distribution fee – Class C	518,890	342,492
Transfer agency – Class A	136,937	82,105
Transfer agency – Class B	124	176
Transfer agency – Class C	24,032	13,010
Transfer agency – Advisor Class	116,613	16,215
Custodian	103,115	73,202
Registration fees	58,753	12,208
Printing	39,062	19,997
Administrative	31,256	30,403
Audit and tax	26,903	26,885
Legal	16,907	16,907
Directors’ fees	13,690	13,690
Miscellaneous	19,425	11,043

Total expenses	4,700,773	2,560,582
Less: expenses waived and reimbursed by the Adviser (see Note B)	(290,255)	(177,949)

Net expenses	4,410,518	2,382,633

Net investment income	18,831,121	8,271,869

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	186,351	893,418
Swaps	(206)	(3,946)
Net change in unrealized appreciation/depreciation of:
Investments	(6,993,568)	(5,906,001)
Swaps	(59,000)	3,472

Net loss on investment transactions	(6,866,423)	(5,013,057)

Net Increase in Net Assets from Operations	$11,964,698	$3,258,812

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 121

STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,519,309	$22,464,054
Net realized gain on investment transactions	274,467	1,810,532
Net change in unrealized appreciation/depreciation of investments	(4,984,564)	(21,776,670)

Net increase in net assets from operations	6,809,212	2,497,916
Dividends to Shareholders from
Net investment income
Class A	(7,824,047)	(15,442,329)
Class B	(714)	(2,045)
Class C	(679,205)	(2,186,503)
Advisor Class	(2,769,427)	(4,409,462)
Capital Stock Transactions
Net increase	24,209,605	30,659,330

Total increase	19,745,424	11,116,907
Net Assets
Beginning of period	695,610,603	684,493,696

End of period (including distributions in excess of net investment income of ($80,317) and ($326,233), respectively)	$715,356,027	$695,610,603

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$50,400,602	$103,044,905
Net realized gain on investment transactions	3,722,283	7,162,236
Net change in unrealized appreciation/depreciation of investments	13,242,630	(93,372,060)

Net increase in net assets from operations	67,365,515	16,835,081
Dividends to Shareholders from
Net investment income
Class A	(15,008,550)	(33,150,405)
Class C	(4,924,251)	(10,791,547)
Advisor Class	(30,475,922)	(59,344,960)
Capital Stock Transactions
Net increase	121,824,643	31,309,788

Total increase (decrease)	138,781,435	(55,142,043)
Net Assets
Beginning of period	2,482,026,123	2,537,168,166

End of period (including undistributed net investment income of $3,488,359 and $3,496,480, respectively)	$2,620,807,558	$2,482,026,123

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,831,121	$37,933,584
Net realized gain (loss) on investment transactions	186,145	(3,092,799)
Net change in unrealized appreciation/depreciation of investments	(7,052,568)	(26,744,329)

Net increase in net assets from operations	11,964,698	8,096,456
Dividends to Shareholders from
Net investment income
Class A	(9,184,474)	(19,167,568)
Class B	(3,524)	(10,647)
Class C	(1,150,979)	(3,224,803)
Advisor Class	(8,492,144)	(15,617,959)
Capital Stock Transactions
Net increase	46,411,427	2,783,981

Total increase (decrease)	39,545,004	(27,140,540)
Net Assets
Beginning of period	1,228,640,609	1,255,781,149

End of period (including distributions in excess of net investment income of ($346,425) and ($346,425), respectively)	$1,268,185,613	$1,228,640,609

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,271,869	$17,077,365
Net realized gain (loss) on investment transactions	889,472	(831,351)
Net change in unrealized appreciation/depreciation of investments	(5,902,529)	(12,101,600)

Net increase in net assets from operations	3,258,812	4,144,414
Dividends to Shareholders from
Net investment income
Class A	(6,215,201)	(13,182,575)
Class B	(8,323)	(19,979)
Class C	(707,664)	(1,779,361)
Advisor Class	(1,336,187)	(2,094,963)
Capital Stock Transactions
Net increase	10,529,009	13,373,575

Total increase	5,520,446	441,111
Net Assets
Beginning of period	597,123,277	596,682,166

End of period (including distributions in excess of net investment income of ($152,196) and ($156,690), respectively)	$602,643,723	$597,123,277

See notes to financial statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended November 30, 2017 (unaudited)

	AB High Income Municipal*
Cash flows from operating activities
Net increase in net assets from operations		$67,365,515
Reconciliation of net increase in net assets from operations to net decrease in cash from operating activities:
Purchases of long-term investments	$(371,497,670)
Purchases of short-term investments	(269,595,385)
Proceeds from disposition of long-term investments	242,138,653
Proceeds from disposition of short-term investments	234,264,779
Net realized gain on investment transactions	(3,722,283)
Net change in unrealized appreciation/depreciation on investment transactions	(13,242,630)
Net accretion of bond discount and amortization of bond premium	4,521,432
Decrease in receivable for investments sold	415,083
Increase in interest receivable	(1,654,634)
Increase in affiliated dividends receivable	(9,299)
Increase in cash collateral due from broker	(2,208,253)
Increase in payable for investments purchased	56,186,979
Increase in advisory fee payable	201,855
Decrease in administrative fee payable	(1,071)
Increase in Transfer Agent fee payable	30,090
Decrease in distribution fee payable	(10,711)
Decrease in other liabilities	(130,185)
Increase in accrued expenses	73,653
Proceeds on swaps, net	1,171,817
Payments for exchange-traded derivatives settlements	(1,384,787)
Total adjustments		(124,452,567)

Net decrease in cash from operating activities		$(57,087,052)

See notes to financial statements.

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STATEMENT OF CASH FLOWS (continued)

	AB High Income Municipal*
Cash flows from financing activities
Subscriptions of capital stock, net	$93,374,310
Cash dividends paid (net of dividend reinvestments)**	(20,713,594)
Repayment of floating rate notes issued	(15,115,000)
Net increase in cash from financing activities		$57,545,716

Net increase in cash		458,664
Net change in cash
Cash at beginning of period		—

Cash at end of period		$458,664

** Reinvestment of dividends	$29,867,249
Supplemental disclosure of cash flow information:
Interest expense paid during the period	$767,831

*	In accordance with U.S. GAAP, the Portfolios has included a Statement of Cash Flows as a result of its substantial investments in floating rate notes and Level 3 securities throughout the period.

See notes to financial statements.

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November 30, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class B, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C and Advisor Class shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolios to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting

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period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the

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Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios values their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally values many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2017:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$653,022,072		$56,728,942		$709,751,014
Short-Term Investments		1,612,993		– 0	–	– 0	–	1,612,993

Total Investments in Securities		1,612,993		653,022,072		56,728,942		711,364,007
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Interest Rate Swaps		– 0	–	(2,673,211)		– 0	–	(2,673,211)

Total(b)		$1,612,993		$650,348,861		$56,728,942		$708,690,796

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AB High Income Municipal Portfolio
Investments in Securities:	Level 1			Level 2			Level 3		Total
Assets:
Long-Term Municipal Bonds:
Alaska	$	– 0	–	$	– 0	–	$5,033,711		$5,033,711
Arizona		– 0	–		22,396,429		18,554,163		40,950,592
California		– 0	–		114,236,634		53,753,808		167,990,442
Colorado		– 0	–		19,159,473		20,786,602		39,946,075
Florida		– 0	–		94,356,320		21,391,693		115,748,013
Guam		– 0	–		954,208		1,101,690		2,055,898
Illinois		– 0	–		308,207,374		71,039,190		379,246,564
Indiana		– 0	–		41,261,003		2,083,240		43,344,243
Kentucky		– 0	–		47,703,662		21,665,559		69,369,221
Louisiana		– 0	–		30,098,294		13,701,609		43,799,903
Maryland		– 0	–		5,723,030		5,584,883		11,307,913
Massachusetts		– 0	–		51,451,710		6,452,605		57,904,315
Michigan		– 0	–		105,114,071		27,531,911		132,645,982
Missouri		– 0	–		23,465,915		10,844,555		34,310,470
New York		– 0	–		189,048,806		39,206,049		228,254,855
North Carolina		– 0	–		1,129,970		1,708,249		2,838,219
North Dakota		– 0	–		– 0	–	4,566,896		4,566,896
Ohio		– 0	–		96,857,476		24,239,709		121,097,185
Oklahoma		– 0	–		– 0	–	4,196,741		4,196,741
Oregon		– 0	–		11,662,500		9,028,741		20,691,241
Pennsylvania		– 0	–		62,554,011		51,179,344		113,733,355
South Carolina		– 0	–		2,872,402		3,754,016		6,626,418
Tennessee		– 0	–		14,192,735		30,553,877		44,746,612
Texas		– 0	–		214,264,155		51,424,150		265,688,305
Utah		– 0	–		4,910,552		5,888,559		10,799,111
Vermont		– 0	–		– 0	–	3,307,235		3,307,235
Virginia		– 0	–		81,962,848		15,063,215		97,026,063
Washington		– 0	–		49,618,469		41,172,177		90,790,646
Wisconsin		– 0	–		19,415,108		61,288,819		80,703,927
Other		– 0	–		436,007,360		– 0	–	436,007,360
Short-Term Investments:
Investment Companies		32,925,040			– 0	–	– 0	–	32,925,040
Corporates – Investment Grade		– 0	–		– 0	–	4,635,000		4,635,000
Corporates – Non-Investment Grade		– 0	–		– 0	–	2,603,550		2,603,550

Total Investments in Securities		32,925,040			2,048,624,515		633,341,546		2,714,891,101

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Investments in Securities:	Level 1			Level 2		Level 3		Total
Other Financial Instruments(a):
Assets	$	– 0	–	$ – 0	–	$ – 0	–	$ – 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(1,227,319)		– 0	–	(1,227,319	)(c)
Credit Default Swaps		– 0	–	(990,005)		– 0	–	(990,005)

Total(b)		$32,925,040		$2,046,407,191		$633,341,546		$2,712,673,777

AB National Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,151,324,996		$74,409,847		$1,225,734,843
Short-Term Municipal Notes		– 0	–	51,695,800		– 0	–	51,695,800

Total Investments in Securities		– 0	–	1,203,020,796		74,409,847		1,277,430,643
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	114,146		– 0	–	114,146	(c)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(114,146)		– 0	–	(114,146	)(c)

Total(b)	$	– 0	–	$1,203,020,796		$74,409,847		$1,277,430,643

AB New York Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$566,182,683		$17,118,641		$583,301,324
Short-Term Municipal Notes		– 0	–	10,000,000		– 0	–	10,000,000
Short-Term Investments		11,526,039		– 0	–	– 0	–	11,526,039

Total Investments in Securities		11,526,039		576,182,683		17,118,641		604,827,363

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Investments in Securities:	Level 1			Level 2	Level 3			Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	$	– 0	–	$550,023	$	– 0	–	$550,023	(c)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(555,545)		– 0	–	(555,545	)(c)

Total(b)		$11,526,039		$576,177,161		$17,118,641		$604,821,841

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

(c)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments. Exchange-traded swaps with upfront premiums are presented here as market value.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB California Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$56,740,478		$56,740,478
Accrued discounts/(premiums)	(123,813)		(123,813)
Realized gain (loss)	149,335		149,335
Change in unrealized appreciation/depreciation	809,256		809,256
Purchases	5,273,080		5,273,080
Sales	(6,119,394)		(6,119,394)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/17	$56,728,942		$56,728,942

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17(a)	$987,544		$987,544

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AB High Income Municipal Portfolio	Long-Term Municipal Bonds		Corporates - Investment Grade			Corporates - Non Investment Grade
Balance as of 5/31/17	$619,688,854			$4,635,000		$	– 0	–
Accrued discounts/(premiums)	(73,876)			– 0	–		– 0	–
Realized gain (loss)	(854,734)			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	5,041,506			– 0	–		(1,450)
Purchases	52,516,757			– 0	–		2,605,000
Sales	(50,215,511)			– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 11/30/17	$626,102,996			$4,635,000			$2,603,550

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17(a)	$3,918,414		$	– 0	–		$(1,450)

	Total
Balance as of 5/31/17	$624,323,854
Accrued discounts/(premiums)	(73,876)
Realized gain (loss)	(854,734)
Change in unrealized appreciation/depreciation	5,040,056
Purchases	55,121,757
Sales	(50,215,511)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/17	$633,341,546

appreciation/depreciation from investments held as of 11/30/17(a)	$3,916,964

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AB National Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$68,752,360		$68,752,360
Accrued discounts/(premiums)	(14,484)		(14,484)
Realized gain (loss)	(962,340)		(962,340)
Change in unrealized appreciation/depreciation	975,699		975,699
Purchases	9,345,622		9,345,622
Sales	(3,687,010)		(3,687,010)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/17	$74,409,847		$74,409,847

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17(a)	$55,261		$55,261

AB New York Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$17,553,325		$17,553,325
Accrued discounts/(premiums)	(12,490)		(12,490)
Realized gain (loss)	23,028		23,028
Change in unrealized appreciation/depreciation	(317,159)		(317,159)
Purchases	– 0	–	– 0	–
Sales	(128,063)		(128,063)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/17	$17,118,641		$17,118,641

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17(a)	$(304,224)		$(304,224)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized on investments and other financial instruments in the accompanying statement of operations.

As of November 30, 2017, all Level 3 investments for AB California Portfolio, AB National Portfolio and AB New York Portfolio were priced by third party vendors. The following presents information about significant unobservable inputs related to the AB Municipal High Income Portfolio’s Level 3 investments at November 30, 2017. Securities priced by third party vendors are excluded from the following table.

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Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/17	Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade	$5,790,000	Market Approach	Valued at Par	$100.00/NA

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

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all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. During the six months ended November 30, 2017, the Portfolios did not engage in such transactions. Investment gains and losses are determined on the identified cost basis. The Portfolios amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory, Administrative Fees and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

	Effective January 30, 2015
Portfolio	Class A	Class B	Class C	Advisor Class
AB California	.75%	1.50%	1.50%	.50%
AB National	.75%	1.50%	1.50%	.50%
AB New York	.75%	1.50%	1.50%	.50%
AB High Income Municipal	.80%	N/A	1.55%	.55%

This contractual agreement extends through September 29, 2018 for all Portfolios and may be extended by the Adviser for additional one year terms.

For the six months ended November 30, 2017, such reimbursements amounted to $128,979, $156,314, $273,619 and $166,270 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2017, the reimbursement for such services amounted to $29,905, $31,276, $31,256 and $30,403 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer

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Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $33,980; AB High Income Municipal Portfolio, $106,912; AB National Portfolio, $88,256 and AB New York Portfolio, $39,941 for the six months ended November 30, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended November 30, 2017 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class B		Class C
AB California	$ – 0	–	$	– 0	–	$142		$3,755
AB High Income Municipal	– 0	–		12,723		– 0	–	7,647
AB National	– 0	–		14,540		– 0	–	4,703
AB New York	– 0	–		3,913		1		4,519

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolios in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolios’ pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2017, such waivers amounted to:

Portfolio	Amount
AB California	$1,680
High Income Municipal	20,682
National	16,636
AB New York	11,679

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A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended November 30, 2017 is as follows:

Portfolio	Market Value 5/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)		Dividend Income (000)
AB California	$4,117		$40,616	$43,120	$1,613		$7
AB High Income Municipal	199		266,990	234,264	32,925		86
AB National	3,573		113,819	117,392	– 0	–	70
AB New York	– 0	–	59,758	48,232	11,526		50

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pays distribution and servicing fees to the Distributor at an annual rate of .25 of 1% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Prior to January 30, 2015, the Portfolios paid distribution and servicing fees to the Distributor at an annual rate of up to .30% of 1% of the Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B		Class C
AB California	$6,821,564		$7,435,362
AB High Income Municipal	– 0	–	3,101,178
AB National	3,379,060		6,891,457
AB New York	5,961,152		4,385,614

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2017, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$40,570,671	$	– 0	–	$31,604,990	$	– 0	–
AB High Income Municipal	394,762,911		– 0	–	233,328,853		– 0	–
AB National	137,934,203		– 0	–	73,259,228		– 0	–
AB New York	48,533,996		– 0	–	47,443,639		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Appreciation	(Depreciation)
AB California	46,788,402	(6,446,973)	40,341,429
AB High Income Municipal	146,090,771	(40,951,028)	105,139,743
AB National	52,025,523	(5,624,366)	46,401,157
AB New York	26,292,823	(1,261,272)	25,031,551

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enters into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the

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contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2017, the Portfolios held interest rate swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated

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at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty. As of November 30, 2017, the Portfolios did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

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During the six months ended November 30, 2017, the AB High Income Municipal Portfolio held credit default swaps for non-hedging purposes.

The Portfolios typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty tables below.

During the six months ended November 30, 2017, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Unrealized depreciation on interest rate swaps	$2,673,211

Total				$2,673,211

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(236,097)	$323,558

Total		$(236,097)	$323,558

AB High Income Municipal Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange traded swaps	$1,227,319	*

Credit contracts	Unrealized appreciation on credit default swaps	$191,659

Total		$191,659		$1,227,319

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(307,760)	$(1,227,319)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(9,847)	191,659

Total		$(317,607)	$(1,035,660)

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AB National Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange traded swaps	$55,146	*	Receivable/Payable for variation margin on exchange traded swaps	$114,146	*

Total		$55,146			$114,146

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(206)	$(59,000)

Total		$(206)	$(59,000)

AB New York Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange traded swaps	$524,405	*	Receivable/Payable for variation margin on exchange traded swaps	$555,545	*

Total		$524,405			$555,545

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(3,946)	$3,472

Total		$(3,946)	$3,472

The following tables represents the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2017:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$14,500,000

AB High Income Municipal Portfolio
Centrally Cleared Interest Rate Swaps:
Average notional amount	$41,458,333
Credit Default Swaps:
Average notional amount of sale contracts	$19,842,000	(a)

(a)	Positions were open for one month during the period.

AB National Portfolio
Centrally Cleared Interest Rate Swaps:
Average notional amount	$15,600,000	(a)

(a)	Positions were open for two months during the period.

AB New York Portfolio
Centrally Cleared Interest Rate Swaps:
Average notional amount	$31,410,000	(a)

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables presents the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolios as of November 30, 2017.

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Exchange-traded derivatives are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*	Net Amount of Derivatives Liabilities
OTC Derivatives:
Merrill Lynch Capital Services, Inc.	$2,673,211	$	– 0	–	$	– 0	–	$(2,673,211)	$	– 0	–

Total	$2,673,211	$	– 0	–	$	– 0	–	$(2,673,211)	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
OTC Derivatives:
Credit Suisse International	$349,695	$	– 0	–	$	– 0	–	$	– 0	–	$349,695
Deutsche Bank AG	360,514		– 0	–		– 0	–		– 0	–	360,514
Goldman Sachs & Co.	279,796		– 0	–		– 0	–		– 0	–	279,796

Total	$990,005	$	– 0	–	$	– 0	–	$	– 0	–	$990,005	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 69.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B	Class C	Advisor	Class T	Total
AB California	6,000	6,000	6,000	50	3,000	21,050
AB High Income	3,000	3,000	3,000	3,000	3,000	15,000
AB National	6,000	6,000	6,000	100	3,000	21,100
AB New York	3,000	3,000	3,000	50	3,000	12,050

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Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class A
Shares sold	1,941,573	6,180,439	$21,864,733	$70,176,299

Shares issued in reinvestment of dividends	339,281	681,607	3,814,538	7,702,443

Shares converted from Class B	827	1,895	9,316	21,419

Shares converted from Class C	193,296	2,908,213	2,177,234	32,368,414

Shares redeemed	(2,205,544)	(8,070,548)	(24,841,623)	(90,061,610)

Net increase	269,433	1,701,606	$3,024,198	$20,206,965

Class B
Shares sold	142	640	$1,600	$7,300

Shares issued in reinvestment of dividends	47	146	523	1,651

Shares converted to Class A	(827)	(1,894)	(9,316)	(21,419)

Shares redeemed	(1,875)	(2)	(21,128)	(18)

Net decrease	(2,513)	(1,110)	$(28,321)	$(12,486)

Class C
Shares sold	358,594	1,351,117	$4,037,134	$15,393,258

Shares issued in reinvestment of dividends	36,412	107,734	409,275	1,216,220

Shares converted to Class A	(193,456)	(2,908,213)	(2,177,234)	(32,368,414)

Shares redeemed	(434,702)	(1,298,810)	(4,898,357)	(14,554,711)

Net decrease	(233,152)	(2,748,172)	$(2,629,182)	$(30,313,647)

Advisor Class
Shares sold	3,582,902	8,806,268	$40,367,175	$98,872,442

Shares issued in reinvestment of dividends	131,573	215,282	1,479,203	2,430,923

Shares redeemed	(1,596,800)	(5,433,098)	(18,003,468)	(60,524,867)

Net increase	2,117,675	3,588,452	$23,842,910	$40,778,498

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	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class A
Shares sold	7,111,382	25,386,158	$81,253,393	$290,046,298

Shares issued in reinvestment of dividends	632,330	1,384,947	7,210,364	15,750,019

Shares converted from Class C	38,835	109,782	443,826	1,227,359

Shares redeemed	(7,282,142)	(32,817,752)	(83,023,506)	(368,264,002)

Net increase (decrease)	500,405	(5,936,865)	$5,884,077	$(61,240,326)

Class C
Shares sold	1,463,029	4,644,490	$16,703,698	$53,373,618

Shares issued in reinvestment of dividends	262,327	580,598	2,989,480	6,591,393

Shares converted to Class A	(38,835)	(109,880)	(443,826)	(1,227,359)

Shares redeemed	(2,191,266)	(7,078,343)	(25,006,827)	(79,545,963)

Net decrease	(504,745)	(1,963,135)	$(5,757,475)	$(20,808,311)

Advisor Class
Shares sold	22,628,656	65,258,722	$258,205,770	$742,504,463

Shares issued in reinvestment of dividends	1,725,996	3,341,396	19,667,405	37,961,120

Shares redeemed	(13,690,647)	(59,310,219)	(156,175,134)	(667,107,158)

Net increase	10,664,005	9,289,899	$121,698,041	$113,358,425

	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class A
Shares sold	3,188,446	12,166,841	$32,876,282	$125,784,269

Shares issued in reinvestment of dividends	509,659	1,045,580	5,245,799	10,778,531

Shares converted from Class B	12,910	16,748	133,209	173,796

Shares converted from Class C	169,904	3,030,920	1,752,013	30,885,076

Shares redeemed	(5,062,560)	(18,068,415)	(52,200,750)	(185,145,447)

Net decrease	(1,181,641)	(1,808,326)	$(12,193,447)	$(17,523,775)

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	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class B
Shares sold	545	8,489	$5,602	$88,465

Shares issued in reinvestment of dividends	255	586	2,616	6,025

Shares converted to Class A	(12,922)	(16,771)	(133,209)	(173,796)

Shares redeemed	(40)	(9,153)	(418)	(93,672)

Net decrease	(12,162)	(16,849)	$(125,409)	$(172,978)

Class C
Shares sold	560,054	2,734,393	$5,768,916	$28,429,045

Shares issued in reinvestment of dividends	74,212	200,654	762,853	2,065,409

Shares converted to Class A	(170,211)	(3,033,897)	(1,752,013)	(30,885,076)

Shares redeemed	(1,014,414)	(3,301,022)	(10,450,264)	(33,742,760)

Net decrease	(550,359)	(3,399,872)	$(5,670,508)	$(34,133,382)

Advisor Class
Shares sold	10,024,047	24,255,333	$103,385,229	$249,831,874

Shares issued in reinvestment of dividends	569,981	1,034,308	5,867,682	10,665,052

Shares redeemed	(4,350,509)	(20,243,826)	(44,852,120)	(205,882,810)

Net increase	6,243,519	5,045,815	$64,400,791	$54,614,116

	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class A
Shares sold	3,403,180	7,454,781	$34,082,202	$75,088,637

Shares issued in reinvestment of dividends	345,376	708,304	3,450,757	7,084,259

Shares converted from Class B	315	25,279	3,155	253,343

Shares converted from Class C	23,913	964,365	239,213	9,537,572

Shares redeemed	(3,856,269)	(9,623,057)	(38,617,830)	(95,244,254)

Net decrease	(83,485)	(470,328)	$(842,503)	$(3,280,443)

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	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class B
Shares sold	1,304	2,267	$13,103	$22,632

Shares issued in reinvestment of dividends	459	1,214	4,579	12,143

Shares converted to Class A	(316)	(25,311)	(3,155)	(253,343)

Shares redeemed	(3,563)	(8,773)	(35,638)	(87,698)

Net decrease	(2,116)	(30,603)	$(21,111)	$(306,266)

Class C
Shares sold	352,887	1,425,702	$3,532,551	$14,409,883

Shares issued in reinvestment of dividends	49,963	124,012	498,877	1,239,029

Shares converted to Class A	(23,932)	(965,341)	(239,213)	(9,537,572)

Shares redeemed	(762,264)	(1,652,162)	(7,627,390)	(16,397,291)

Net decrease	(383,346)	(1,067,789)	$(3,835,175)	$(10,285,951)

Advisor Class
Shares sold	2,071,288	5,550,883	$20,753,840	$55,179,457

Shares issued in reinvestment of dividends	69,940	115,873	698,765	1,157,368

Shares redeemed	(621,215)	(2,953,553)	(6,224,807)	(29,090,590)

Net increase	1,520,013	2,713,203	$15,227,798	$27,246,235

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to

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such factors as specific corporate developments, negative performance of the junk bond market generally and less secondary market liquidity.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of its their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, recent tax law changes could have a material impact on the value of municipal securities. Changes in tax rates or the treatment of income from municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal income and state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the

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Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. Recent federal legislation included reductions in tax rates for individuals, with relatively larger reductions in tax rates for corporations. These tax rate reductions may reduce the demand for municipal bonds which could reduce the value of municipal bonds held by the Portfolios.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolios may be subject to a heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid

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on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receives cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continues to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also uses the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolio may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of portfolio shares. Over

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recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolios enters into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2017.

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NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2017 and May 31, 2016 were as follows:

AB California Portfolio	2017	2016
Distributions paid from:
Ordinary income	$352,282	$382,639

Total taxable distributions	352,282	382,639
Tax exempt distributions	21,688,057	19,954,817

Total distributions paid	$22,040,339	$20,337,456

AB High Income Municipal Portfolio	2017	2016
Distributions paid from:
Ordinary income	$1,412,549	$6,464,290

Total taxable distributions	1,412,549	6,464,290
Tax exempt distributions	101,874,363	88,595,357

Total distributions paid	$103,286,912	$95,059,647

AB National Portfolio	2017	2016
Distributions paid from:
Ordinary income	$227,391	$397,862

Total taxable distributions	227,391	397,862
Tax exempt distributions	37,793,586	36,088,019

Total distributions paid	$38,020,977	$36,485,881

AB New York Portfolio	2017	2016
Distributions paid from:
Ordinary income	$49,515	$137,879

Total taxable distributions	49,515	137,879
Tax exempt distributions	17,027,363	16,004,792

Total distributions paid	$17,076,878	$16,142,671

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As of May 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax- Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)(c)
AB California	$22,384	$(3,216,106)	$45,367,744	$42,174,022
AB High Income Municipal	9,256,319	(28,818,401)	91,346,399	71,784,317
AB National	650,035	(28,441,552)	53,453,725	25,662,208
AB New York	122,653	(17,627,649)	30,925,182	13,420,186

(a)	At May 31, 2017, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal year, AB California Portfolio and AB High Income Municipal Portfolio utilized capital loss carryforwards of $2,170,007 and $4,493,473, respectively, to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of swaps and tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities, and dividends payable to shareholders.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of May 31, 2017, certain Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount	Long- Term Amount		Expiration
AB California	$2,769,892	446,214		N/A
AB High Income Municipal	4,182,905	N/A		2019
AB High Income Municipal	24,635,496	– 0	–	N/A
AB National	16,546,727	11,894,825		N/A
AB New York	9,922,960	7,704,689		N/A

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”).

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The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2017, the amount of Floating Rate Notes outstanding was $80,225,000 and the related interest rate was 0.93% to 1.02% for AB High Income Municipal Portfolio. At November 30, 2017, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the November 30, 2017, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB California	$91,870,984	1.64%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2017, the Portfolios did not engage in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs. As a result, such residual interest bond trusts need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current

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or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage. Banking entities subject to the Volcker Rule were required to comply by July 21, 2015 for TOBs established after December 31, 2013, and by July 21, 2017 for TOBs established prior to December 31, 2013.

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 11.25		$ 11.54		$ 11.27		$ 11.44		$ 10.83		$ 11.51		$ 10.84

Income From Investment Operations
Net investment income(b)(c)	.18		.37		.39		.23		.41		.41		.44
Net realized and unrealized gain (loss) on investment transactions	(.07)		(.29)		.26		(.18)		.59		(.67)		.65

Net increase (decrease) in net asset value from operations	.11		.08		.65		.05		1.00		(.26)		1.09

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.37)		(.38)		(.22)		(.39)		(.39)		(.42)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.18)		(.37)		(.38)		(.22)		(.39)		(.42)		(.42)

Net asset value, end of period	$ 11.18		$ 11.25		$ 11.54		$ 11.27		$ 11.44		$ 10.83		$ 11.51

Total Return
Total investment return based on net asset value(e)	.98%		.69%		5.88%		.46%		9.42%		(2.31)%		10.19%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$489,553		$489,570		$482,744		$440,324		$442,905		$462,298		$533,057
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.75	%^	.75%		.76%		.78	%^	.81%		.80%		.76%
Expenses, before waivers/reimbursements(f)	.79	%^	.80%		.80%		.83	%^	.86%		.85%		.85%
Net investment income(c)	3.24	%^	3.29%		3.46%		3.52	%^	3.72%		3.68%		3.89%
Portfolio turnover rate	4%		16%		13%		12%		14%		22%		23%

See footnote summary on pages 178-179.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class B
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 11.25		$ 11.54		$ 11.28		$ 11.44		$ 10.83		$ 11.50		$ 10.84

Income From Investment Operations
Net investment income(b)(c)	.14		.29		.31		.19		.34		.33		.36
Net realized and unrealized gain (loss) on investment transactions	(.07)		(.30)		.25		(.17)		.58		(.66)		.64

Net increase (decrease) in net asset value from operations	.07		(.01)		.56		.02		.92		(.33)		1.00

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.28)		(.30)		(.18)		(.31)		(.31)		(.34)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.14)		(.28)		(.30)		(.18)		(.31)		(.34)		(.34)

Net asset value, end of period	$ 11.18		$ 11.25		$ 11.54		$ 11.28		$ 11.44		$ 10.83		$ 11.50

Total Return
Total investment return based on net asset value(e)	.59%		(.06)%		5.00%		.13%		8.66%		(2.90)%		9.34%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$47		$76		$91		$188		$405		$1,017		$1,804
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50	%^	1.50%		1.51%		1.51	%^	1.51%		1.50%		1.46%
Expenses, before waivers/reimbursements(f)	1.58	%^	1.59%		1.56%		1.57	%^	1.56%		1.56%		1.58%
Net investment income(c)	2.49	%^	2.54%		2.73%		2.80	%^	3.05%		2.97%		3.21%
Portfolio turnover rate	4%		16%		13%		12%		14%		22%		23%

See footnote summary on pages 178-179.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 11.24		$ 11.54		$ 11.27		$ 11.43		$ 10.83		$ 11.50		$ 10.83

Income From Investment Operations
Net investment income(b)(c)	.14		.29		.31		.19		.33		.34		.36
Net realized and unrealized gain (loss) on investment transactions	(.07)		(.31)		.26		(.17)		.58		(.67)		.65

Net increase (decrease) in net asset value from operations	.07		(.02)		.57		.02		.91		(.33)		1.01

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.28)		(.30)		(.18)		(.31)		(.31)		(.34)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.14)		(.28)		(.30)		(.18)		(.31)		(.34)		(.34)

Net asset value, end of period	$ 11.17		$ 11.24		$ 11.54		$ 11.27		$ 11.43		$ 10.83		$ 11.50

Total Return
Total investment return based on net asset value(e)	.60%		(.15)%		5.09%		.13%		8.57%		(2.90)%		9.44%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$53,426		$56,379		$89,568		$83,677		$83,761		$87,172		$107,831
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50	%^	1.50%		1.51%		1.51	%^	1.51%		1.50%		1.46%
Expenses, before waivers/reimbursements(f)	1.54	%^	1.55%		1.56%		1.55	%^	1.56%		1.55%		1.55%
Net investment income(c)	2.49	%^	2.54%		2.71%		2.79	%^	3.02%		2.98%		3.19%
Portfolio turnover rate	4%		16%		13%		12%		14%		22%		23%

See	footnote summary on pages 178-179.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 11.25		$ 11.54		$ 11.27		$ 11.44		$ 10.83		$ 11.51		$ 10.84

Income From Investment Operations
Net investment income(b)(c)	.20		.40		.42		.25		.44		.45		.47
Net realized and unrealized gain (loss) on investment transactions	(.08)		(.30)		.26		(.18)		.59		(.68)		.65

Net increase (decrease) in net asset value from operations	.12		.10		.68		.07		1.03		(.23)		1.12

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.39)		(.41)		(.24)		(.42)		(.42)		(.45)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.19)		(.39)		(.41)		(.24)		(.42)		(.45)		(.45)

Net asset value, end of period	$ 11.18		$ 11.25		$ 11.54		$ 11.27		$ 11.44		$ 10.83		$ 11.51

Total Return
Total investment return based on net asset value(e)	1.10%		.94%		6.14%		.62%		9.75%		(2.02)%		10.53%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$172,330		$149,586		$112,091		$66,892		$48,251		$36,856		$37,507
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.50	%^	.50%		.51%		.51	%^	.51%		.50%		.46%
Expenses, before waivers/reimbursements(f)	.54	%^	.55%		.55%		.55	%^	.56%		.55%		.55%
Net investment income(c)	3.49	%^	3.54%		3.69%		3.78	%^	3.99%		3.97%		4.16%
Portfolio turnover rate	4%		16%		13%		12%		14%		22%		23%

See	footnote summary on pages 178-179.

166 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 11.34	$ 11.67	$ 11.20	$ 11.22	$ 10.29	$ 11.48	$ 10.22

Income From Investment Operations
Net investment income(b)(c)	.22	.45	.48	.28	.54	.53	.53
Net realized and unrealized gain (loss) on investment transactions	.08	(.33)	.48	(.01)	.93	(1.18)	1.28
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.30	.12	.96	.27	1.47	(.65)	1.81

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.45)	(.49)	(.29)	(.54)	(.54)	(.55)

Net asset value, end of period	$ 11.42	$ 11.34	$ 11.67	$ 11.20	$ 11.22	$ 10.29	$ 11.48

Total Return
Total investment return based on net asset value(e)	2.70%	1.13%	8.82%	2.45%	14.62%	(5.88)%	18.08%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$780,175	$769,140	$860,490	$693,523	$627,941	$593,742	$613,787
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.86	%^	.87%	.86%	.86	%^	.89%	.89%	.91%
Expenses, before waivers/reimbursements(f)	.87	%^	.89%	.88%	.89	%^	.96%	.98%	1.00%
Net investment income(b)	3.91	%^	3.97%	4.23%	4.33	%^	4.99%	4.78%	4.81%
Portfolio turnover rate	9%	30%	14%	9%	17%	41%	14%

See	footnote summary on pages 178-179.

abfunds.com	AB MUNICIPAL INCOME FUND | 167

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48	$ 10.22

Income From Investment Operations
Net investment income(b)(c)	.18	.37	.39	.24	.46	.46	.45
Net realized and unrealized gain (loss) on investment transactions	.08	(.33)	.48	(.01)	.93	(1.19)	1.28
Contributions from Affiliates	– 0	–	– 0	–	–0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.26	.04	.87	.23	1.39	(.73)	1.73

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.37)	(.41)	(.25)	(.46)	(.46)	(.47)

Net asset value, end of period	$ 11.41	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48

Total Return
Total investment return based on net asset value(e)	2.31%	.38%	7.92%	2.02%	13.83%	(6.53)%	17.27%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$308,354	$311,962	$343,821	$284,261	$256,667	$209,480	$212,480
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.61	%^	1.62%	1.61%	1.59	%^	1.59%	1.59%	1.61%
Expenses, before waivers/reimbursements(f)	1.62	%^	1.64%	1.63%	1.62	%^	1.66%	1.68%	1.71%
Net investment income(b)	3.16	%^	3.22%	3.49%	3.61	%^	4.28%	4.09%	4.10%
Portfolio turnover rate	9%	30%	14%	9%	17%	41%	14%

See	footnote summary on pages 178-179.

168 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48	$ 10.22

Income From Investment Operations
Net investment income(b)(c)	.24	.48	.51	.30	.56	.57	.56
Net realized and unrealized gain (loss) on investment transactions	.08	(.33)	.47	(.01)	.94	(1.19)	1.28
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.32	.15	.98	.29	1.50	(.62)	1.84

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.48)	(.52)	(.31)	(.57)	(.57)	(.58)

Net asset value, end of period	$ 11.41	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48

Total Return
Total investment return based on net asset value(e)	2.83%	1.38%	9.00%	2.61%	14.97%	(5.60)%	18.44%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$1,532,279	$1,400,924	$1,332,857	$1,084,612	$964,020	$418,473	$435,548
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.61	%^	.62%	.61%	.59	%^	.59%	.59%	.61%
Expenses, before waivers/reimbursements(f)	.62	%^	.64%	.63%	.62	%^	.66%	.68%	.71%
Net investment income(b)	4.16	%^	4.22%	4.48%	4.60	%^	5.20%	5.08%	5.13%
Portfolio turnover rate	9%	30%	14%	9%	17%	41%	14%

See footnote summary on pages 178-179.

abfunds.com	AB MUNICIPAL INCOME FUND | 169

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class A
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
		2017	2016		2014	2013	2012

Net asset value, beginning of period	$ 10.30	$ 10.51	$ 10.20	$ 10.34	$ 9.91	$ 10.61	$ 9.97

Income From Investment Operations
Net investment income(b)(c)	.15	.31	.33	.20	.37	.36	.39
Net realized and unrealized gain (loss) on investment transactions	(.05)	(.21)	.32	(.13)	.43	(.70)	.65

Net increase (decrease) in net asset value from operations	.10	.10	.65	.07	.80	(.34)	1.04

Less: Dividends
Dividends from net investment income	(.15)	(.31)	(.34)	(.21)	(.37)	(.36)	(.40)

Net asset value, end of period	$ 10.25	$ 10.30	$ 10.51	$ 10.20	$ 10.34	$ 9.91	$ 10.61

Total Return
Total investment return based on net asset value(e)	1.01%	.99%	6.44%	.62%	8.23%	(3.27)%	10.57%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$610,146	$625,601	$657,481	$612,321	$581,215	$649,618	$754,297
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.75%^	.75%	.75%	.78%^	.81%	.80%	.76%
Expenses, before waivers/reimbursements(f)(g)	.79%^	.80%	.80%	.82%^	.86%	.86%	.86%
Net investment income(b)	2.96%^	2.99%	3.23%	3.39%^	3.65%	3.45%	3.81%
Portfolio turnover rate	6%	18%	13%	6%	19%	26%	11%

See	footnote summary on pages 178-179.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class B
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
		2017	2016		2014	2013		2012

Net asset value, beginning of period	$ 10.29	$ 10.50	$ 10.19	$ 10.32	$ 9.90	$ 10.60		$ 9.96

Income From Investment Operations
Net investment income(b)(c)	.11	.23	.26	.16	.30	.28		.33
Net realized and unrealized gain (loss) on investment transactions	(.06)	(.22)	.32	(.13)	.42	(.69)		.64

Net increase (decrease) in net asset value from operations	.05	.01	.58	.03	.72	(.41)		.97

Less: Dividends
Dividends from net investment income	(.11)	(.22)	(.27)	(.16)	(.30)	(.29)		(.33)

Net asset value, end of period	$ 10.23	$ 10.29	$ 10.50	$ 10.19	$ 10.32	$ 9.90		$ 10.60

Total Return
Total investment return based on net asset value(e)	.53%	.09%	5.77%	.30%	7.39%	(3.95	) %	9.83%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$241	$368	$552	$920	$1,451	$3,126		$5,368
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.50%^	1.50%	1.50%	1.51%^	1.51%	1.49%		1.46%
Expenses, before waivers/reimbursements(f)(g)	1.58%^	1.55%	1.58%	1.57%^	1.57%	1.57%		1.58%
Net investment income(b)	2.21%^	2.24%	2.50%	2.69%^	2.98%	2.75%		3.16%
Portfolio turnover rate	6%	18%	13%	6%	19%	26%		11%

See footnote summary on pages 178-179.

abfunds.com	AB MUNICIPAL INCOME FUND | 171

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class C
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.29	$ 10.50	$ 10.19	$ 10.33	$ 9.90	$ 10.60	$ 9.96

Income From Investment Operations
Net investment income(b)(c)	.11	.23	.26	.16	.30	.29	.32
Net realized and unrealized gain (loss) on investment transactions	(.06)	(.21)	.31	(.14)	.43	(.70)	.64

Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.05	.02	.57	.02	.73	(.41)	.96

Less: Dividends
Dividends from net investment income	(.11)	(.23)	(.26)	(.16)	(.30)	(.29)	(.32)

Net asset value, end of period	$ 10.23	$ 10.29	$ 10.50	$ 10.19	$ 10.33	$ 9.90	$ 10.60

Total Return
Total investment return based on net asset value(e)	.53%	.24%	5.66%	.20%	7.49%	(3.95	) %	9.81%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$100,039	$106,240	$144,152	$131,936	$130,601	$144,358	$172,228
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.50	%^	1.50%	1.50%	1.51	%^	1.51%	1.50%	1.46%
Expenses, before waivers/reimbursements(f)(g)	1.55	%^	1.55%	1.56%	1.56	%^	1.56%	1.56%	1.57%
Net investment income(b)	2.22	%^	2.25%	2.49%	2.67	%^	2.96%	2.76%	3.11%
Portfolio turnover rate	6%	18%	13%	6%	19%	26%	11%

See footnote summary on pages 178-179.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Advisor Class
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
		2017	2016		2014	2013		2012

Net asset value, beginning of period	$ 10.30	$ 10.51	$ 10.21	$ 10.34	$ 9.91	$ 10.61		$ 9.97

Income From Investment Operations
Net investment income(b)(c)	.17	.33	.36	.22	.40	.39		.42
Net realized and unrealized gain (loss) on investment transactions	(.05)	(.20)	.30	(.13)	.43	(.70)		.65

Net increase (decrease) in net asset value from operations	.12	.13	.66	.09	.83	(.31)		1.07

Less: Dividends
Dividends from net investment income	(.17)	(.34)	(.36)	(.22)	(.40)	(.39)		(.43)

Net asset value, end of period	$ 10.25	$ 10.30	$ 10.51	$ 10.21	$ 10.34	$ 9.91		$ 10.61

Total Return
Total investment return based on net asset value(e)	1.13%	1.24%	6.60%	.88%	8.55%	(2.98	) %	10.91%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$557,760	$496,432	$453,596	$315,809	$254,434	$165,782		$186,303
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.50%^	.50%	.50%	.51%^	.51%	.50%		.46%
Expenses, before waivers/reimbursements(f)(g)	.54%^	.55%	.55%	.55%^	.55%	.56%		.56%
Net investment income(b)	3.21%^	3.24%	3.46%	3.66%^	3.92%	3.74%		4.08%
Portfolio turnover rate	6%	18%	13%	6%	19%	26%		11%

See footnote summary on pages 178-179.

abfunds.com	AB MUNICIPAL INCOME FUND | 173

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class A
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 10.01		$ 10.20		$ 9.92		$ 10.01		$ 9.70		$ 10.47		$ 9.97

Income From Investment Operations
Net investment income(b)(c)	.14		.29		.30		.19		.34		.33		.36
Net realized and unrealized gain (loss) on investment transactions	(.05)		(.19)		.29		(.09)		.31		(.76)		.50

Net increase (decrease) in net asset value from operations	.09		.10		.59		.10		.65		(.43)		.86

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.29)		(.31)		(.19)		(.34)		(.32)		(.36)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		– 0	–
Tax return of capital	— 0	—	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.17)		(.29)		(.31)		(.19)		(.34)		(.34)		(.36)

Net asset value, end of period	$ 9.93		$ 10.01		$ 10.20		$ 9.92		$ 10.01		$ 9.70		$ 10.47

Total Return
Total investment return based on net asset value(e)	.61%		1.00%		6.00%		.97%		6.79%		(4.07)%		8.76%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$439,756		$444,247		$457,414		$428,145		$434,208		$464,134		$579,899
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.75	%^	.75%		.77%		.78	%^	.81%		.79%		.75%
Expenses, before waivers/reimbursements(f)	.81	%^	.81%		.83%		.85	%^	.87%		.85%		.85%
Net investment income(b)	2.82	%^	2.87%		3.03%		3.21	%^	3.42%		3.28%		3.49%
Portfolio turnover rate	8%		19%		16%		12%		28%		19%		14%

See footnote summary on pages 178-179.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class B
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 10.00		$ 10.19		$ 9.91		$ 10.00		$ 9.69		$ 10.45		$ 9.96

Income From Investment Operations
Net investment income(b)(c)	.10		.21		.23		.14		.27		.26		.29
Net realized and unrealized gain (loss) on investment transactions	(.06)		(.19)		.28		(.08)		.31		(.74)		.49

Net increase (decrease) in net asset value from operations	.04		.02		.51		.06		.58		(.48)		.78

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.21)		(.23)		(.15)		(.27)		(.26)		(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.12)		(.21)		(.23)		(.15)		(.27)		(.28)		(.29)

Net asset value, end of period	$ 9.92		$ 10.00		$ 10.19		$ 9.91		$ 10.00		$ 9.69		$ 10.45

Total Return
Total investment return based on net asset value(e)	.24%		.25%		5.22%		.55%		6.06%		(4.64)%		7.92%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$791		$819		$1,146		$1,646		$2,217		$5,510		$9,664
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50	%^	1.50%		1.52%		1.51	%^	1.51%		1.49%		1.45%
Expenses, before waivers/reimbursements(f)	1.56	%^	1.56%		1.61%		1.59	%^	1.58%		1.55%		1.57%
Net investment income(b)	2.07	%^	2.12%		2.30%		2.49	%^	2.77%		2.57%		2.82%
Portfolio turnover rate	8%		19%		16%		12%		28%		19%		14%

See footnote summary on pages 178-179.

abfunds.com	AB MUNICIPAL INCOME FUND | 175

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class C
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 10.01		$ 10.20		$ 9.92		$ 10.00		$ 9.69		$ 10.46		$ 9.96

Income From Investment Operations
Net investment income(b)(c)	.10		.21		.23		.14		.27		.26		.29
Net realized and unrealized gain (loss) on investment transactions	(.07)		(.19)		.28		(.07)		.31		(.75)		.50

Net increase (decrease) in net asset value from operations	.03		.02		.51		.07		.58		(.49)		.79

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.21)		(.23)		(.15)		(.27)		(.26)		(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.12)		(.21)		(.23)		(.15)		(.27)		(.28)		(.29)

Net asset value, end of period	$ 9.92		$ 10.01		$ 10.20		$ 9.92		$ 10.00		$ 9.69		$ 10.46

Total Return
Total investment return based on net asset value(e)	.13%		.25%		5.21%		.65%		6.05%		(4.74)%		8.01%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$66,763		$71,152		$83,380		$72,332		$71,934		$80,507		$106,135
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50	%^	1.50%		1.52%		1.51	%^	1.51%		1.49%		1.45%
Expenses, before waivers/reimbursements(f)	1.56	%^	1.56%		1.58%		1.58	%^	1.57%		1.55%		1.55%
Net investment income(b)	2.07	%^	2.12%		2.28%		2.48	%^	2.72%		2.58%		2.79%
Portfolio turnover rate	8%		19%		16%		12%		28%		19%		14%

See footnote summary on pages 178-179.

176 | AB MUNICIPAL INCOME FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Advisor Class
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,				November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017		2016				2014		2013		2012

Net asset value, beginning of period	$ 10.02		$ 10.20		$ 9.93		$ 10.01		$ 9.70		$ 10.47		$ 9.97

Income From Investment Operations
Net investment income(b)(c)	.15		.31		.33		.20		.36		.37		.39
Net realized and unrealized gain (loss) on investment transactions	(.06)		(.18)		.27		(.08)		.32		(.76)		.50

Net increase (decrease) in net asset value from operations	.09		.13		.60		.12		.68		(.39)		.89

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.31)		(.33)		(.20)		(.37)		(.36)		(.39)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.18)		(.31)		(.33)		(.20)		(.37)		(.38)		(.39)

Net asset value, end of period	$ 9.93		$ 10.02		$ 10.20		$ 9.93		$ 10.01		$ 9.70		$ 10.47

Total Return
Total investment return based on net asset value(e)	.74%		1.26%		6.15%		1.23%		7.11%		(3.78)%		9.09%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$95,334		$80,905		$54,742		$28,838		$20,755		$16,229		$23,882
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.50	%^	.50%		.52%		.51	%^	.51%		.49%		.45%
Expenses, before waivers/reimbursements(f)	.56	%^	.56%		.58%		.57	%^	.57%		.55%		.54%
Net investment income(b)	3.06	%^	3.14%		3.25%		3.46	%^	3.69%		3.56%		3.77%
Portfolio turnover rate	8%		19%		16%		12%		28%		19%		14%

See footnote summary on pages 178-179.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	The Portfolio changed its fiscal year end from October 31 to May 31.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude interest expense:

	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,		November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017	2016			2014	2013	2012
AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.77	%^	.80%	.79%	.75%
Before waivers/reimbursements	.79	%^	.79%	.80%	.82	%^	.85%	.84%	.84%
Class B
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50	%^	1.50%	1.48%	1.45%
Before waivers/reimbursements	1.58	%^	1.59%	1.55%	1.57	%^	1.56%	1.54%	1.57%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50	%^	1.50%	1.49%	1.45%
Before waivers/reimbursements	1.54	%^	1.54%	1.55%	1.55	%^	1.55%	1.54%	1.54%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50	%^	.50%	.49%	.45%
Before waivers/reimbursements	.54	%^	.54%	.55%	.54	%^	.55%	.54%	.53%

	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,		November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017	2016			2014	2013	2012
AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.40	%^	.80%	.80%	.80	%^	.80%	.80%	.80%
Before waivers/reimbursements	.41	%^	.82%	.82%	.83	%^	.88%	.89%	.89%
Class C
Net of waivers/reimbursements	.78	%^	1.55%	1.55%	1.53	%^	1.50%	1.50%	1.50%
Before waivers/reimbursements	.78	%^	1.57%	1.57%	1.56	%^	1.58%	1.59%	1.59%
Advisor Class
Net of waivers/reimbursements	.27	%^	.55%	.55%	.53	%^	.50%	.50%	.50%
Before waivers/reimbursements	.28	%^	.57%	.57%	.56	%^	.58%	.59%	.59%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,		November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017	2016			2014	2013	2012
AB National Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.74%	.75%	.77	%^	.80%	.79%	.75%
Before waivers/reimbursements	.79	%^	.80%	.80%	.82	%^	.85%	.85%	.85%
Class B
Net of waivers/reimbursements	1.50	%^	1.49%	1.50%	1.50	%^	1.50%	1.48%	1.45%
Before waivers/reimbursements	1.58	%^	1.55%	1.58%	1.57	%^	1.56%	1.56%	1.58%
Class C
Net of waivers/reimbursements	1.50	%^	1.49%	1.50%	1.50	%^	1.50%	1.49%	1.45%
Before waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55	%^	1.55%	1.55%	1.56%
Advisor Class
Net of waivers/reimbursements	.50	%^	.49%	.50%	.50	%^	.50%	.49%	.45%
Before waivers/reimbursements	.54	%^	.55%	.55%	.55	%^	.55%	.55%	.55%

	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,		November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
			2017	2016			2014	2013	2012
AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.77	%^	.80%	.79%	.75%
Before waivers/reimbursements	.81	%^	.81%	.81%	.84	%^	.87%	.84%	.85%
Class B
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50	%^	1.50%	1.48%	1.45%
Before waivers/reimbursements	1.56	%^	1.56%	1.59%	1.58	%^	1.57%	1.55%	1.57%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50	%^	1.50%	1.49%	1.45%
Before waivers/reimbursements	1.56	%^	1.56%	1.57%	1.57	%^	1.57%	1.54%	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50	%^	.50%	.49%	.45%
Before waivers/reimbursements	.56	%^	.56%	.57%	.56	%^	.56%	.54%	.54%

(g)	In connection with the Portfolios’ investments in affiliated underlying portfolios, the Portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolios in an amount equal to the Portfolios’ pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

Year Ended May 31, 2017
AB National Portfolio	0.01%

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Robert “Guy” B. Davidson III,(2) Senior Vice President Fred S. Cohen,(2) Vice President Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President	Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Municipal Bond Investment Team. Messrs. Davidson, Hults and Norton are the investment professionals with the most significant responsibility for the day-to-day management of the High Income Municipal Portfolio. Messrs. Cohen, Davidson, Hults and Norton are the investment professionals with the most significant responsibility for the day-to-day management of the California, National and New York Portfolios.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on October 31-November 2, 2017 (the “Meeting”):

•	AB California Portfolio

•	AB High Income Municipal Portfolio

•	AB National Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed continuances in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The

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directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to

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make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods, as applicable, ended July 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style to any of the Funds.

The directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were approximately at the level of the first breakpoint, meaning that the Fund’s effective advisory fee rate would be reduced by increases in its net assets. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy; prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund.

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NOTES

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AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MI-0152-1117

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 26, 2018